Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	$10	$10,007
4.75%, 03/30/30(a)	59	59,211
5.38%, 06/15/33	172	171,259
5.40%, 10/01/48	306	274,318
Omnicom Group Inc., 2.45%, 04/30/30	17	15,327
		530,122
Aerospace & Defense — 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	600	568,869
General Electric Co.
4.35%, 05/01/50(a)	50	41,164
5.88%, 01/14/38	115	120,437
6.75%, 03/15/32	635	708,796
6.88%, 01/10/39	82	93,735
Hexcel Corp., 4.20%, 02/15/27	770	760,988
Howmet Aerospace Inc., 5.95%, 02/01/37	150	157,350
Northrop Grumman Corp.
4.03%, 10/15/47	18	13,933
4.90%, 06/01/34	707	695,426
4.95%, 03/15/53	448	393,396
5.15%, 05/01/40(a)	26	24,828
5.20%, 06/01/54	702	638,691
5.25%, 05/01/50	37	33,997
RTX Corp.
2.25%, 07/01/30	862	770,301
2.65%, 11/01/26	15	14,640
2.82%, 09/01/51	192	114,545
3.03%, 03/15/52	19	11,778
3.13%, 05/04/27	54	52,745
3.13%, 07/01/50	400	256,067
3.75%, 11/01/46	197	146,661
4.05%, 05/04/47	217	167,894
4.13%, 11/16/28	850	841,326
4.15%, 05/15/45	259	207,318
4.35%, 04/15/47	60	48,791
4.45%, 11/16/38	26	23,354
4.50%, 06/01/42	784	678,158
4.63%, 11/16/48	507	424,976
4.70%, 12/15/41	107	94,682
4.88%, 10/15/40	114	104,624
5.40%, 05/01/35	235	237,601
5.70%, 04/15/40	260	264,519
5.75%, 01/15/29	5	5,214
6.00%, 03/15/31	55	58,378
6.05%, 06/01/36	250	263,944
6.10%, 03/15/34(a)	30	31,927
6.13%, 07/15/38	335	353,733
6.40%, 03/15/54	5	5,341
7.50%, 09/15/29	655	726,463
		10,156,590
Agriculture — 0.7%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	353	208,349
3.75%, 09/15/47	85	62,800
4.02%, 04/16/43	148	119,236
4.50%, 03/15/49	145	120,010
4.54%, 03/26/42	44	38,491
5.38%, 09/15/35(a)	154	157,159
Security	Par (000)	Value
Agriculture (continued)
5.94%, 10/01/32(a)	$311	$332,711
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	208	186,036
3.25%, 08/15/26	2,179	2,145,835
3.75%, 09/25/27	2,302	2,265,590
4.10%, 01/07/28	803	796,771
4.20%, 09/17/29	290	286,229
4.65%, 09/17/34	717	690,195
		7,409,412
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30(a)	59	55,101
3.25%, 03/27/40	18	13,921
3.38%, 11/01/46	76	53,378
3.38%, 03/27/50(a)	228	156,316
Ralph Lauren Corp., 2.95%, 06/15/30	45	41,496
Tapestry Inc.
4.13%, 07/15/27(a)	460	454,726
5.10%, 03/11/30	40	40,020
5.50%, 03/11/35	25	24,519
		839,477
Auto Manufacturers — 1.2%
American Honda Finance Corp.
2.25%, 01/12/29	40	36,799
2.30%, 09/09/26	1,292	1,255,786
2.35%, 01/08/27	10	9,662
3.50%, 02/15/28	317	308,599
4.60%, 04/17/30	156	154,878
4.85%, 10/23/31	60	59,430
4.90%, 03/13/29(a)	90	90,689
4.90%, 01/10/34(a)	192	186,574
5.13%, 07/07/28	35	35,550
5.65%, 11/15/28	10	10,328
Cummins Inc.
1.50%, 09/01/30	2,082	1,794,060
2.60%, 09/01/50	165	95,198
4.25%, 05/09/28(a)	50	50,073
4.70%, 02/15/31	125	124,585
4.88%, 10/01/43	249	227,226
4.90%, 02/20/29	961	980,504
5.15%, 02/20/34	1,169	1,177,099
5.30%, 05/09/35	125	124,824
5.45%, 02/20/54(a)	93	87,581
Ford Motor Co.
3.25%, 02/12/32	65	53,648
4.75%, 01/15/43	25	18,764
5.29%, 12/08/46(a)	10	7,880
7.40%, 11/01/46(a)	465	472,225
Ford Motor Credit Co. LLC
2.90%, 02/10/29	30	26,876
3.63%, 06/17/31	415	356,917
4.00%, 11/13/30	219	195,118
5.11%, 05/03/29	467	449,188
6.13%, 03/08/34	85	80,750
6.50%, 02/07/35	15	14,637
7.12%, 11/07/33	555	564,005
7.20%, 06/10/30	25	25,914
General Motors Co.
5.00%, 04/01/35	106	97,960
5.15%, 04/01/38	112	101,006

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.20%, 04/01/45	$211	$175,310
5.40%, 04/01/48(a)	161	135,431
5.60%, 10/15/32	60	59,709
5.95%, 04/01/49	225	202,709
6.25%, 10/02/43	271	257,329
6.60%, 04/01/36	299	308,767
6.75%, 04/01/46(a)	185	184,047
General Motors Financial Co. Inc.
2.35%, 01/08/31	115	97,883
2.70%, 06/10/31	231	197,894
3.10%, 01/12/32	205	176,889
3.60%, 06/21/30	235	216,378
4.30%, 04/06/29	238	230,565
5.45%, 09/06/34	215	205,908
5.65%, 01/17/29	144	145,970
5.95%, 04/04/34	5	4,966
6.10%, 01/07/34	354	355,979
6.40%, 01/09/33	226	233,373
Honda Motor Co. Ltd., 2.97%, 03/10/32	360	317,872
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	593	697,812
Toyota Motor Corp., 3.67%, 07/20/28	23	22,642
Toyota Motor Credit Corp.
1.90%, 09/12/31	30	25,362
2.15%, 02/13/30(a)	240	215,633
2.40%, 01/13/32	25	21,536
3.38%, 04/01/30	58	54,918
3.65%, 01/08/29	60	58,392
4.70%, 01/12/33	385	380,596
		14,258,203
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51	460	263,536
4.35%, 03/15/29	192	187,545
4.40%, 10/01/46	41	30,004
5.40%, 03/15/49	113	93,895
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	447	392,510
4.15%, 05/01/52	416	286,029
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	200	172,731
BorgWarner Inc.
4.38%, 03/15/45	78	62,108
5.40%, 08/15/34(a)	350	348,670
Lear Corp.
3.50%, 05/30/30	92	85,249
3.55%, 01/15/52	102	62,968
3.80%, 09/15/27	10	9,788
4.25%, 05/15/29	279	271,788
5.25%, 05/15/49(a)	179	148,050
		2,414,871
Banks — 20.7%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(b)	365	373,125
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	369	379,800
7.88%, 11/15/34, (1-year CMT + 3.300%)(b)	215	240,427
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	861	827,682
2.75%, 12/03/30	110	96,735
2.96%, 03/25/31	459	414,778
Security	Par (000)	Value
Banks (continued)
3.23%, 11/22/32, (1-year CMT + 1.600%)(b)	$270	$236,104
3.49%, 05/28/30	165	154,599
3.80%, 02/23/28	200	195,086
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	290	287,189
4.25%, 04/11/27	510	505,673
4.38%, 04/12/28	438	434,205
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	200	202,913
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	445	455,224
6.03%, 01/17/35	30	31,128
6.35%, 03/14/34(a)	444	458,323
6.61%, 11/07/28	259	275,030
6.92%, 08/08/33	631	672,793
6.94%, 11/07/33	35	38,941
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	201	173,960
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	258	222,148
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	220	204,238
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	435	372,759
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	519	433,928
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	255	230,202
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	505	488,033
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	283	245,531
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	116	104,687
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	314	219,191
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	742	655,459
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	373	225,722
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	278	257,520
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	375	329,953
2.97%, 07/21/52, (1-day SOFR + 1.560%)(b)	688	428,857
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	272	256,312
3.25%, 10/21/27	1,788	1,744,135
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	400	298,474
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	820	795,718
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	158	154,591
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	407	400,109
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	343	338,492
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	487	436,006
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(b)	106	80,677
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	437	429,222
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	88	85,841
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	122	103,422
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	1,160	894,850
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	697	617,913
4.25%, 10/22/26	403	401,313
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	492	486,460
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	573	462,750

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	$250	$248,813
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(b)	597	495,531
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	860	834,099
4.88%, 04/01/44	323	291,299
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	50	50,304
5.00%, 01/21/44	621	571,801
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	1,162	1,156,950
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	445	452,214
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	833	833,377
5.43%, 08/15/35, (1-day SOFR +1.913%)(b)	260	254,469
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	380	384,337
5.52%, 10/25/35, (1-day SOFR + 1.738%)(b)	165	161,750
5.74%, 02/12/36, (1-day SOFR + 1.697%)(b)	230	228,484
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	490	508,825
5.88%, 02/07/42	586	600,881
6.00%, 10/15/36	258	267,262
6.11%, 01/29/37	827	856,872
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	363	375,916
6.22%, 09/15/26	240	244,475
7.75%, 05/14/38	477	558,382
Series L, 4.18%, 11/25/27	625	619,363
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	275	243,373
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(b)	420	289,634
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(b)	206	175,578
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	999	965,439
5.20%, 02/01/28	227	231,412
5.51%, 06/04/31	105	108,496
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26	2,741	2,681,070
3.25%, 05/16/27	218	214,237
3.30%, 08/23/29	311	296,218
3.40%, 01/29/28	941	922,159
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	840	827,643
3.85%, 04/28/28(a)	873	867,022
4.94%, 02/11/31, (1-day SOFR + 0.887%)(b)	120	121,330
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	135	136,499
5.19%, 03/14/35, (1-day SOFR + 1.418%)(b)	91	91,021
5.23%, 11/20/35, (1-day SOFR + 1.253%)(b)	180	180,909
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	70	69,985
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	29	31,535
Bank of Nova Scotia (The)
1.30%, 09/15/26	302	290,609
1.35%, 06/24/26	521	504,701
1.95%, 02/02/27	313	301,301
2.15%, 08/01/31(a)	883	759,435
2.45%, 02/02/32	180	154,337
2.70%, 08/03/26	1,167	1,144,300
2.95%, 03/11/27	749	730,486
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	200	199,254
4.59%, 05/04/37, (5-year CMT + 2.050%)(b)	143	133,224
4.74%, 11/10/32, (1-day SOFR + 1.440%)(b)	115	113,757
4.85%, 02/01/30	1,322	1,334,149
4.93%, 02/14/29, (1-day SOFR + 0.890%)(b)	370	372,720
5.13%, 02/14/31, (1-day SOFR + 1.070%)(b)	250	252,918
5.25%, 06/12/28	1,454	1,491,064
Security	Par (000)	Value
Banks (continued)
5.35%, 12/07/26	$470	$475,709
5.40%, 06/04/27	1,187	1,209,728
5.45%, 08/01/29	1,090	1,123,463
5.65%, 02/01/34	100	103,360
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)	55	49,399
BankUnited Inc., 5.13%, 06/11/30(a)	70	68,429
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(b)	20	17,822
2.67%, 03/10/32, (1-year CMT + 1.200%)(b)	364	318,136
2.89%, 11/24/32, (1-year CMT + 1.300%)(b)	695	604,405
3.56%, 09/23/35, (5-year CMT + 2.900%)(b)	400	364,307
4.34%, 01/10/28	420	416,505
4.84%, 05/09/28	891	892,602
4.95%, 01/10/47	200	176,634
4.97%, 05/16/29(b)	467	469,093
5.09%, 02/25/29, (1-day SOFR + 0.960%)(b)	400	402,264
5.09%, 06/20/30(b)	807	802,776
5.25%, 08/17/45	335	313,914
5.34%, 09/10/35, (1-day SOFR + 1.910%)(b)	356	345,934
5.37%, 02/25/31, (1-day SOFR + 1.230%)(b)	200	201,831
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	523	530,668
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	209	214,258
5.79%, 02/25/36, (1-day SOFR + 1.590%)(b)	400	401,039
6.04%, 03/12/55, (1-day SOFR + 2.420%)(b)	63	62,474
6.22%, 05/09/34, (1-day SOFR + 2.980%)(b)	200	208,654
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	15	15,736
6.69%, 09/13/34, (1-day SOFR + 2.620%)(b)	75	80,573
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(b)	525	565,249
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	536	567,167
7.44%, 11/02/33, (1-year CMT + 3.500%)(b)	148	165,491
BPCE SA, 3.38%, 12/02/26(a)	2,462	2,422,757
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	195	179,202
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	50	50,204
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	100	100,542
5.00%, 04/28/28	230	233,666
5.25%, 01/13/31, (1-day SOFR + 1.105%)(b)	50	50,812
5.26%, 04/08/29	190	194,570
5.99%, 10/03/28	165	172,426
6.09%, 10/03/33	590	625,740
Capital One NA
2.70%, 02/06/30	309	280,032
3.45%, 07/27/26	479	472,330
4.65%, 09/13/28	630	630,236
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	154	134,503
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	371	332,135
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	50	45,233
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	258	238,554
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	319	280,480
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	329	320,017
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	373	364,708
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	818	751,371
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	171	143,571
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	421	415,609

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	$212	$205,852
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	293	288,291
4.13%, 07/25/28	427	420,760
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(b)	448	358,501
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	731	715,137
4.45%, 09/29/27	766	762,418
4.65%, 07/30/45	401	343,116
4.65%, 07/23/48	610	508,897
4.75%, 05/18/46	255	211,735
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	259	254,406
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	35	35,460
5.30%, 05/06/44	265	242,433
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	130	123,809
5.41%, 09/19/39, (5-year CMT + 1.730%)(b)	200	190,552
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	300	300,470
5.61%, 03/04/56, (1-day SOFR + 1.746%)(b)	35	33,320
5.83%, 02/13/35, (1-day SOFR + 2.056%)(b)	340	338,826
5.88%, 02/22/33	251	257,587
5.88%, 01/30/42	390	392,109
6.00%, 10/31/33	329	340,826
6.02%, 01/24/36, (1-day SOFR + 1.830%)(b)	500	501,591
6.13%, 08/25/36	289	292,868
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	560	573,093
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	392	416,194
6.63%, 01/15/28(a)	699	738,138
6.63%, 06/15/32	389	418,873
6.68%, 09/13/43	151	159,817
8.13%, 07/15/39	703	864,494
Citizens Financial Group Inc.
2.50%, 02/06/30	127	113,615
3.25%, 04/30/30	192	177,363
5.64%, 05/21/37, (5-year CMT + 2.750%)(b)	42	40,766
6.65%, 04/25/35, (1-day SOFR + 2.325%)(b)	26	27,522
Comerica Inc., 4.00%, 02/01/29(a)	437	423,296
Cooperatieve Rabobank UA
5.25%, 05/24/41	210	202,078
5.25%, 08/04/45	10	9,188
5.75%, 12/01/43	241	237,092
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	735	707,695
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	745	718,106
3.04%, 05/28/32, (1-day SOFR + 1.718%)(b)	467	411,857
3.55%, 09/18/31, (1-day SOFR + 3.043%)(b)	788	725,564
3.73%, 01/14/32, (1-day SOFR + 2.757%)(b)	270	242,688
3.74%, 01/07/33, (1-day SOFR + 2.257%)(b)	17	14,952
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)(b)	503	493,273
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	150	149,412
5.30%, 05/09/31, (1-day SOFR + 1.720%)(b)	150	150,276
5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	150	151,644
5.40%, 09/11/35, (1-day SOFR + 2.050%)(b)	310	302,426
5.88%, 07/08/31, (1-day SOFR + 5.438%)(b)	36	36,433
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)(b)	530	552,985
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	67	70,890
7.08%, 02/10/34, (1-day SOFR + 3.650%)(b)	236	247,463
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	150	153,533
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)(b)	20	18,764
Security	Par (000)	Value
Banks (continued)
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	$45	$44,846
8.25%, 03/01/38	283	330,549
First Horizon Bank, 5.75%, 05/01/30	250	251,667
Goldman Sachs Capital I, 6.35%, 02/15/34	632	647,388
Goldman Sachs Group Inc. (The)
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	225	216,724
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	324	275,636
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	598	514,773
2.60%, 02/07/30	51	46,602
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	449	393,903
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	300	289,867
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	219	190,239
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	208	144,731
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	589	520,132
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	200	145,333
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	130	96,247
3.50%, 11/16/26	775	763,843
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	154	151,151
3.80%, 03/15/30	89	85,873
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	334	326,847
3.85%, 01/26/27	946	938,375
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	649	552,595
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	827	818,608
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	265	232,387
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	125	124,574
4.75%, 10/21/45	610	527,743
4.80%, 07/08/44	657	573,790
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	35	35,155
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	555	536,758
5.15%, 05/22/45	316	278,367
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	315	319,598
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)	475	482,171
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	570	565,880
5.54%, 01/28/36, (1-day SOFR + 1.380%)(b)	535	538,829
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	540	524,557
5.85%, 04/25/35, (1-day SOFR + 1.552%)(b)	5	5,153
5.95%, 01/15/27(a)	431	442,220
6.13%, 02/15/33(a)	992	1,069,793
6.25%, 02/01/41	830	866,256
6.45%, 05/01/36	290	305,040
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	216	227,840
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(b)	180	196,291
6.75%, 10/01/37	1,093	1,175,411
HSBC Bank USA NA, 7.00%, 01/15/39	265	297,269
HSBC Bank USA NA/New York
5.63%, 08/15/35	280	279,652
5.88%, 11/01/34	260	269,450
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	241	221,985
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	55	52,983
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	200	175,409
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,167	1,021,450
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	216	194,567
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	290	252,092

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	$1,056	$1,017,550
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	393	388,417
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,021	1,013,578
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	150	149,860
4.76%, 03/29/33, (1-day SOFR + 2.530%)(b)	266	254,717
4.90%, 03/03/29, (1-day SOFR + 1.030%)(b)	200	200,395
4.95%, 03/31/30	791	797,713
5.13%, 03/03/31, (1-day SOFR + 1.290%)(b)	200	200,358
5.24%, 05/13/31, (1-day SOFR + 1.570%)(b)	200	200,958
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	281	283,319
5.45%, 03/03/36, (1-day SOFR + 1.560%)(b)	400	394,033
5.72%, 03/04/35, (1-day SOFR + 1.780%)(b)	285	290,667
5.79%, 05/13/36, (1-day SOFR + 1.880%)(b)	200	201,606
6.10%, 01/14/42(a)	572	594,997
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	200	210,274
6.50%, 05/02/36	592	627,278
6.50%, 09/15/37	613	641,645
6.55%, 06/20/34, (1-day SOFR + 2.980%)(b)	581	607,101
6.80%, 06/01/38	234	252,791
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	136	143,727
7.40%, 11/13/34, (1-day SOFR + 3.020%)(b)	225	247,375
8.11%, 11/03/33, (1-day SOFR + 4.250%)(b)	419	478,018
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(b)	62	51,396
2.55%, 02/04/30	828	748,793
5.02%, 05/17/33, (1-day SOFR + 2.050%)(b)	415	402,714
5.27%, 01/15/31, (1-day SOFR + 1.276%)(b)	65	65,715
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(b)	5	5,023
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	36	37,514
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	470	468,775
5.65%, 01/10/30	10	10,309
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	748	662,359
3.95%, 03/29/27	957	947,900
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	200	197,918
4.05%, 04/09/29	200	196,024
4.55%, 10/02/28	390	389,469
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)	200	200,783
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(b)	200	201,205
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	50	50,971
5.53%, 03/25/36, (1-day SOFR + 1.610%)(b)	300	299,251
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	329	330,790
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	59	61,919
JPMorgan Chase & Co.
1.05%, 06/23/27(a)	20	19,046
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	190	162,690
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	320	288,979
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(b)	185	126,270
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	145	125,610
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	459	404,887
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	586	540,359
Security	Par (000)	Value
Banks (continued)
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	$276	$250,764
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	703	621,359
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(b)	763	569,799
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	699	455,608
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	219	161,372
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	934	634,967
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	105	102,164
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	382	374,703
3.63%, 12/01/27	405	397,427
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	706	681,750
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	150	148,029
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(b)	318	273,432
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	359	274,390
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	655	507,562
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	324	318,885
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(b)	300	235,462
4.13%, 12/15/26	1,117	1,112,136
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	369	364,761
4.25%, 10/01/27	896	896,001
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	495	404,590
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	607	602,709
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	132	130,375
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	855	833,337
4.85%, 02/01/44(a)	412	373,159
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	1,240	1,228,872
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	428	415,674
4.95%, 06/01/45	384	346,965
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	385	384,653
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	85	86,698
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	520	523,006
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	519	525,785
5.40%, 01/06/42	481	472,649
5.50%, 10/15/40	421	417,465
5.57%, 04/22/36, (1-day SOFR + 1.680%)(b)	750	763,129
5.60%, 07/15/41(a)	428	429,459
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	474	486,180
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	500	517,117
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	30	30,623
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	278	297,117
6.40%, 05/15/38	898	977,706
8.00%, 04/29/27	458	487,687
8.75%, 09/01/30	329	386,437
KeyBank NA/Cleveland OH
3.90%, 04/13/29	35	33,350
4.90%, 08/08/32	114	107,657
6.95%, 02/01/28	90	94,634

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyCorp
2.25%, 04/06/27	$65	$62,254
2.55%, 10/01/29	618	563,012
4.10%, 04/30/28(a)	20	19,714
Lloyds Banking Group PLC
3.57%, 11/07/28(b)	395	384,275
3.75%, 01/11/27	200	197,571
4.34%, 01/09/48	190	145,702
4.38%, 03/22/28	311	309,171
4.55%, 08/16/28	275	273,769
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	220	215,576
5.30%, 12/01/45(a)	200	180,212
5.59%, 11/26/35, (1-year CMT + 1.200%)(b)	200	200,045
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	420	424,375
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	235	242,464
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	200	205,916
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	200	202,761
7.95%, 11/15/33, (1-year CMT + 3.750%)(b)	393	446,309
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	135	118,380
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	259	222,873
2.49%, 10/13/32, (1-year CMT + 0.970%)(b)	50	43,178
2.76%, 09/13/26	110	107,640
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	245	213,332
3.29%, 07/25/27	77	75,168
3.68%, 02/22/27	15	14,815
3.74%, 03/07/29	282	274,564
3.75%, 07/18/39	426	358,780
3.96%, 03/02/28	48	47,474
4.05%, 09/11/28	1,045	1,034,888
4.15%, 03/07/39(a)	352	312,293
4.29%, 07/26/38(a)	200	180,791
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	40	38,073
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	237	236,916
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	55	55,616
5.44%, 02/22/34, (1-year CMT + 1.630%)(b)	205	207,583
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	200	203,247
Mizuho Financial Group Inc.
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	235	200,656
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	200	175,620
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	490	418,892
2.56%, 09/13/31	65	55,711
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	203	182,902
2.84%, 09/13/26	110	107,709
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	25	23,102
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	82	76,921
3.17%, 09/11/27	30	29,154
4.02%, 03/05/28	445	440,174
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	233	229,829
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	200	204,044
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	200	204,023
5.58%, 05/26/35, (1-year CMT + 1.300%)(b)	200	202,722
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	215	217,838
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	265	273,258
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	365	373,407
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	45	46,679
Security	Par (000)	Value
Banks (continued)
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	$260	$266,852
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	370	379,986
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	450	464,522
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	1,125	1,085,613
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	492	478,076
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	661	556,388
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	610	515,081
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	617	525,942
2.48%, 09/16/36, (1-day SOFR + 1.360%)(b)	1,036	865,197
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	255	219,503
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	252	230,014
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(b)	455	273,073
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	97	85,275
3.13%, 07/27/26	735	723,803
3.59%, 07/22/28(b)	863	843,273
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	967	916,792
3.63%, 01/20/27	870	859,626
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	635	621,414
3.95%, 04/23/27	703	696,554
3.97%, 07/22/38(b)	383	327,214
4.30%, 01/27/45	600	498,367
4.35%, 09/08/26	664	661,245
4.38%, 01/22/47	718	593,160
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,077	1,067,990
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	141	127,586
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	30	29,565
4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	90	90,841
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	345	349,090
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	110	111,529
5.19%, 04/17/31, (1-day SOFR + 1.510%)(b)	450	456,487
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	230	233,491
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	440	439,816
5.30%, 04/20/37, (1-day SOFR + 2.620%)(b)	301	294,802
5.32%, 07/19/35, (1-day SOFR + 1.555%)(b)	500	496,790
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	475	478,959
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	280	281,577
5.52%, 11/19/55, (1-day SOFR + 1.710%)(b)	485	461,912
5.59%, 01/18/36, (1-day SOFR + 1.418%)(b)	175	176,749
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(b)	357	344,575
5.66%, 04/17/36, (1-day SOFR + 1.757%)(b)	235	239,110
5.83%, 04/19/35, (1-day SOFR + 1.580%)(b)	610	628,980
5.94%, 02/07/39, (5-year CMT + 1.800%)(b)	420	423,342
5.95%, 01/19/38, (5-year CMT + 2.430%)(b)	469	472,772
6.25%, 08/09/26(a)	545	556,005
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	120	124,406
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	360	384,977
6.38%, 07/24/42	811	866,793
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	110	119,363
7.25%, 04/01/32	719	819,196
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,406	1,379,312
4.90%, 06/13/28	250	254,716
National Bank of Canada
4.50%, 10/10/29	1,216	1,204,341
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	250	251,047
5.60%, 07/02/27, (1-day SOFR + 1.036%)(b)	3,565	3,598,012
5.60%, 12/18/28	3,392	3,503,506

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(b)	$241	$213,036
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	231	223,968
4.45%, 05/08/30(b)	464	456,232
4.89%, 05/18/29(b)	619	621,291
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	200	200,443
5.08%, 01/27/30(b)	970	975,540
5.12%, 05/23/31, (1-year CMT + 1.050%)(b)	200	200,856
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	260	264,178
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	200	203,599
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	255	262,930
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	561	582,069
Northern Trust Corp.
3.15%, 05/03/29	1,256	1,204,479
3.65%, 08/03/28	529	519,645
PNC Bank NA
3.10%, 10/25/27	641	622,810
4.05%, 07/26/28	189	186,159
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30(a)	176	160,834
3.15%, 05/19/27	577	564,151
3.45%, 04/23/29	299	288,526
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	156	147,998
4.81%, 10/21/32, (1-day SOFR + 1.259%)(b)	135	133,141
4.90%, 05/13/31, (1-day SOFR + 1.333%)(b)	275	275,393
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	410	405,185
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	115	115,665
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)(b)	270	274,128
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	630	628,613
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	309	317,847
5.58%, 01/29/36, (1-day SOFR + 1.394%)(b)	100	100,798
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	405	413,246
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	210	217,372
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(b)	235	245,715
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	410	450,189
Regions Bank/Birmingham AL, 6.45%, 06/26/37	253	256,785
Regions Financial Corp.
1.80%, 08/12/28	190	173,743
7.38%, 12/10/37	122	134,133
Royal Bank of Canada
2.30%, 11/03/31	320	277,038
3.88%, 05/04/32	105	99,121
4.24%, 08/03/27	200	199,556
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(b)	175	175,578
4.90%, 01/12/28	381	386,327
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	15	15,113
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(b)	175	176,348
5.00%, 02/01/33	525	526,169
5.00%, 05/02/33	500	500,479
5.15%, 02/01/34(a)	322	325,129
5.20%, 08/01/28	315	322,330
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	860	826,456
4.40%, 07/13/27	1,117	1,107,683
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)(b)	175	176,398
5.74%, 03/20/31, (1-day SOFR + 1.878%)(b)	195	197,143
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	91	93,818
Security	Par (000)	Value
Banks (continued)
6.34%, 05/31/35, (1-day SOFR + 2.138%)(b)	$270	$276,688
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	92	95,247
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	37	38,389
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	378	365,252
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	439	421,928
2.90%, 03/15/32, (1-day SOFR + 1.475%)(b)	257	225,967
3.82%, 11/03/28(b)	265	257,623
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(b)	10	9,907
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(b)	5	5,117
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	125	129,724
State Street Corp.
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	498	492,791
4.54%, 02/28/28	75	75,542
4.54%, 04/24/28, (1-day SOFR + 0.950%)(b)	40	40,091
4.68%, 10/22/32, (1-day SOFR + 1.050%)(b)	110	108,869
4.73%, 02/28/30	75	75,379
4.83%, 04/24/30	100	100,856
5.15%, 02/28/36, (1-day SOFR + 1.217%)(b)	475	472,039
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	10	10,076
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	740	626,667
1.90%, 09/17/28	140	128,771
2.13%, 07/08/30	900	793,674
2.22%, 09/17/31	350	300,190
2.47%, 01/14/29	35	32,552
2.72%, 09/27/29	15	13,871
2.75%, 01/15/30	750	689,256
3.04%, 07/16/29	337	316,788
3.35%, 10/18/27(a)	305	297,551
3.36%, 07/12/27	205	200,759
3.45%, 01/11/27	188	185,150
3.54%, 01/17/28	491	480,074
3.94%, 07/19/28	71	69,941
4.31%, 10/16/28	198	197,031
5.24%, 04/15/30	200	204,277
5.42%, 07/09/31	505	518,693
5.45%, 01/15/32	200	205,311
5.56%, 07/09/34	1,135	1,157,804
5.63%, 01/15/35	200	204,477
5.77%, 01/13/33	410	425,003
5.78%, 07/13/33	295	305,509
5.80%, 07/13/28	200	207,365
5.81%, 09/14/33	455	475,137
5.85%, 07/13/30	275	288,217
Synchrony Bank, 5.63%, 08/23/27	1,290	1,307,139
Toronto-Dominion Bank (The)
2.00%, 09/10/31	526	452,517
2.45%, 01/12/32	86	74,038
3.20%, 03/10/32	290	259,642
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,400	1,374,162
4.46%, 06/08/32	307	297,573
4.57%, 06/02/28	200	200,137
4.78%, 12/17/29	150	150,515
4.81%, 06/03/30	200	200,170
4.99%, 04/05/29	291	295,322
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	69	68,512

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.16%, 01/10/28	$255	$259,280
5.26%, 12/11/26	100	101,122
5.30%, 01/30/32	145	147,045
5.52%, 07/17/28	300	308,918
Truist Bank, 2.25%, 03/11/30	60	53,064
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	115	106,272
1.95%, 06/05/30	135	117,927
3.88%, 03/19/29(a)	190	184,299
4.92%, 07/28/33, (1-day SOFR + 2.240%)(b)	676	648,639
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	110	107,828
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	292	296,634
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	305	312,537
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	20	20,886
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	55	59,187
U.S. Bancorp
1.38%, 07/22/30	120	102,239
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	106	88,116
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(b)	470	405,188
3.00%, 07/30/29	105	98,378
3.90%, 04/26/28	126	124,753
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	220	219,797
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	150	150,222
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	270	261,815
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	590	573,436
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)(b)	95	98,051
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	270	279,537
UBS AG/London, 5.65%, 09/11/28	1,010	1,046,064
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	250	251,193
5.00%, 07/09/27(a)	620	626,709
7.50%, 02/15/28	908	976,000
Webster Financial Corp., 4.10%, 03/25/29	462	448,178
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	160	144,595
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	627	459,499
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	247	221,775
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	510	500,073
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	105	102,926
3.90%, 05/01/45	117	90,027
4.30%, 07/22/27	679	675,725
4.40%, 06/14/46	220	174,112
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,053	866,562
4.65%, 11/04/44	422	350,562
4.75%, 12/07/46	258	213,428
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	685	686,843
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	840	825,775
4.90%, 11/17/45	469	400,428
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	1,273	1,118,047
5.38%, 11/02/43	152	140,117
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	60	60,261
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	106	106,606
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	270	273,506
5.61%, 01/15/44	462	434,931
5.95%, 12/01/86	785	781,040
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	265	284,049
Series B, 7.95%, 11/15/29	312	346,929
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
2.65%, 01/16/30	$96	$89,077
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	417	363,635
2.70%, 08/19/26(a)	886	870,206
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	636	549,997
3.35%, 03/08/27	1,253	1,234,495
3.40%, 01/25/28	413	404,820
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)(b)	308	295,139
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	85	84,146
Wintrust Financial Corp., 4.85%, 06/06/29(a)	109	105,023
		236,447,784
Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	1,167	1,120,835
4.90%, 02/01/46(a)	1,785	1,608,539
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	226	199,693
4.70%, 02/01/36	570	547,349
4.90%, 02/01/46	177	159,240
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	571	547,042
4.38%, 04/15/38(a)	146	132,628
4.44%, 10/06/48	472	392,132
4.50%, 06/01/50	15	12,933
4.60%, 04/15/48	200	172,962
4.75%, 01/23/29	415	420,749
4.75%, 04/15/58(a)	334	282,405
4.90%, 01/23/31	289	294,631
4.95%, 01/15/42	479	443,855
5.00%, 06/15/34(a)	100	100,733
5.45%, 01/23/39	334	335,425
5.55%, 01/23/49	769	754,329
5.80%, 01/23/59	374	373,033
5.88%, 06/15/35(a)	241	255,607
8.00%, 11/15/39	155	192,640
8.20%, 01/15/39	361	454,224
Brown-Forman Corp.
4.00%, 04/15/38(a)	19	16,373
4.50%, 07/15/45	64	54,248
Coca-Cola Co. (The)
1.38%, 03/15/31	1,082	918,632
1.65%, 06/01/30(a)	517	454,680
2.00%, 03/05/31	185	163,192
2.13%, 09/06/29	197	181,653
2.25%, 01/05/32	1,677	1,470,445
2.50%, 06/01/40	78	55,203
2.50%, 03/15/51	336	195,343
2.60%, 06/01/50	324	194,705
2.75%, 06/01/60	308	177,474
2.90%, 05/25/27(a)	540	528,662
3.00%, 03/05/51	432	279,734
3.45%, 03/25/30	363	350,749
4.20%, 03/25/50	378	305,605
4.65%, 08/14/34(a)	165	163,593
5.00%, 05/13/34	130	132,031
5.20%, 01/14/55	253	237,244
5.40%, 05/13/64	30	28,418
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	98	79,184

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.75%, 01/22/30	$35	$32,359
5.25%, 11/26/43	205	190,654
Constellation Brands Inc.
3.75%, 05/01/50	142	100,751
4.10%, 02/15/48	110	83,184
4.50%, 05/09/47	166	133,797
4.65%, 11/15/28	10	10,006
5.25%, 11/15/48	55	49,128
Diageo Capital PLC
2.00%, 04/29/30	1,877	1,671,385
2.13%, 04/29/32	1,060	890,000
2.38%, 10/24/29(a)	1,776	1,633,980
3.88%, 05/18/28	2,065	2,043,571
5.30%, 10/24/27	265	270,553
5.38%, 10/05/26	200	202,251
5.63%, 10/05/33	203	210,786
Diageo Investment Corp.
4.25%, 05/11/42	105	86,958
5.13%, 08/15/30	105	107,104
7.45%, 04/15/35	1,565	1,821,927
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	165	116,804
4.38%, 05/10/43	10	8,438
Keurig Dr Pepper Inc.
3.35%, 03/15/51	135	88,169
3.80%, 05/01/50	194	138,743
4.05%, 04/15/32	228	216,738
4.35%, 05/15/28	50	49,832
4.42%, 12/15/46	171	135,885
4.50%, 11/15/45	156	127,048
4.50%, 04/15/52(a)	315	253,090
4.60%, 05/25/28	395	396,590
4.60%, 05/15/30	50	49,764
5.09%, 05/25/48	108	93,737
5.15%, 05/15/35	50	49,020
5.30%, 03/15/34	60	60,510
Series 10, 5.20%, 03/15/31	25	25,487
Molson Coors Beverage Co.
3.00%, 07/15/26	989	972,463
4.20%, 07/15/46	603	472,131
5.00%, 05/01/42	393	350,628
PepsiCo Inc.
1.63%, 05/01/30	209	183,549
2.38%, 10/06/26	975	952,054
2.63%, 07/29/29(a)	1,208	1,133,327
2.75%, 03/19/30	210	195,556
2.75%, 10/21/51(a)	90	54,818
2.88%, 10/15/49	200	127,834
3.00%, 10/15/27	1,627	1,584,616
3.38%, 07/29/49	65	45,499
3.50%, 03/19/40	88	71,254
3.63%, 03/19/50	260	190,317
3.88%, 03/19/60	90	65,340
4.00%, 03/05/42	100	82,804
4.00%, 05/02/47	128	101,507
4.45%, 04/14/46	302	260,122
4.80%, 07/17/34	100	99,174
4.88%, 11/01/40	189	178,721
5.25%, 07/17/54	50	47,387
5.50%, 01/15/40	114	115,887
Security	Par (000)	Value
Beverages (continued)
7.00%, 03/01/29(a)	$14	$15,322
		33,436,711
Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27	640	616,550
2.30%, 02/25/31	54	47,357
2.45%, 02/21/30	965	874,698
2.60%, 08/19/26	287	281,054
2.77%, 09/01/53	285	163,581
3.00%, 01/15/52	376	234,209
3.15%, 02/21/40	10	7,553
3.20%, 11/02/27	687	667,728
3.38%, 02/21/50	300	204,606
4.20%, 03/01/33	320	302,639
4.20%, 02/22/52	134	102,301
4.40%, 05/01/45	541	448,527
4.40%, 02/22/62	287	216,723
4.56%, 06/15/48	339	279,765
4.66%, 06/15/51	870	721,429
4.88%, 03/01/53	87	73,826
4.95%, 10/01/41	192	173,038
5.15%, 11/15/41	267	245,219
5.25%, 03/02/33	980	989,147
5.65%, 06/15/42	20	19,404
5.65%, 03/02/53	640	608,982
5.75%, 03/15/40	134	133,928
5.75%, 03/02/63	504	477,333
6.38%, 06/01/37	175	188,658
6.40%, 02/01/39	133	141,150
Baxalta Inc., 5.25%, 06/23/45	170	154,416
Biogen Inc.
2.25%, 05/01/30	110	97,571
3.15%, 05/01/50	321	195,480
3.25%, 02/15/51(a)	141	86,630
5.05%, 01/15/31	60	60,282
5.20%, 09/15/45	575	504,900
5.75%, 05/15/35	35	35,260
6.45%, 05/15/55	50	50,073
Gilead Sciences Inc.
1.20%, 10/01/27	971	908,511
1.65%, 10/01/30	1,055	911,139
2.80%, 10/01/50	84	51,243
2.95%, 03/01/27	1,197	1,174,081
4.00%, 09/01/36	205	183,818
4.15%, 03/01/47	500	399,659
4.50%, 02/01/45	379	323,286
4.60%, 09/01/35	295	282,078
4.75%, 03/01/46	593	519,588
4.80%, 11/15/29	305	309,044
4.80%, 04/01/44	486	432,995
5.10%, 06/15/35(a)	305	303,329
5.25%, 10/15/33	700	711,625
5.50%, 11/15/54	170	162,460
5.60%, 11/15/64	155	147,744
5.65%, 12/01/41	342	339,956
Illumina Inc., 2.55%, 03/23/31	170	146,429
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	231	132,467
Royalty Pharma PLC
3.35%, 09/02/51	167	103,852
3.55%, 09/02/50	204	132,606

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.90%, 09/02/54	$100	$93,942
		17,173,869
Building Materials — 2.2%
Carrier Global Corp.
2.70%, 02/15/31(a)	361	324,422
2.72%, 02/15/30	145	133,458
3.38%, 04/05/40	196	152,123
3.58%, 04/05/50	523	374,439
5.90%, 03/15/34	568	596,469
6.20%, 03/15/54	75	79,211
CRH America Finance Inc.
5.40%, 05/21/34	2,378	2,400,493
5.50%, 01/09/35	515	519,075
CRH SMW Finance DAC
5.13%, 01/09/30	1,015	1,031,427
5.20%, 05/21/29(a)	2,735	2,782,533
Fortune Brands Innovations Inc.
3.25%, 09/15/29(a)	433	406,637
4.00%, 03/25/32	802	739,831
4.50%, 03/25/52(a)	224	172,288
5.88%, 06/01/33(a)	1,052	1,080,319
Holcim Finance U.S. LLC, 5.40%, 04/07/35(c)	270	268,544
Johnson Controls International PLC, 6.00%, 01/15/36	440	462,665
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	2,360	2,045,451
2.00%, 09/16/31	1,061	898,419
4.90%, 12/01/32	30	29,659
Lafarge SA, 7.13%, 07/15/36	368	404,096
Lennox International Inc.
1.70%, 08/01/27(a)	1,172	1,099,108
5.50%, 09/15/28	435	446,425
Martin Marietta Materials Inc.
3.20%, 07/15/51	248	157,587
3.45%, 06/01/27	66	64,541
3.50%, 12/15/27	45	43,918
4.25%, 12/15/47	105	82,683
5.15%, 12/01/34	20	19,855
5.50%, 12/01/54	475	444,488
Series CB, 2.50%, 03/15/30(a)	58	52,777
Masco Corp.
3.13%, 02/15/51	60	36,322
3.50%, 11/15/27	208	202,447
4.50%, 05/15/47(a)	105	83,098
Mohawk Industries Inc., 3.63%, 05/15/30(a)	5	4,711
Owens Corning
3.40%, 08/15/26(a)	93	91,621
3.95%, 08/15/29	435	421,587
4.30%, 07/15/47	217	170,902
4.40%, 01/30/48	104	82,596
5.50%, 06/15/27	60	60,977
5.70%, 06/15/34	75	76,585
5.95%, 06/15/54(a)	360	353,610
7.00%, 12/01/36	263	290,828
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,098	1,078,552
5.10%, 06/13/34	485	484,224
5.25%, 03/03/33	950	968,995
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	2,463	2,416,167
Security	Par (000)	Value
Building Materials (continued)
4.30%, 02/21/48	$152	$120,762
5.75%, 06/15/43	236	232,420
Vulcan Materials Co.
3.90%, 04/01/27	75	74,323
4.50%, 06/15/47	112	92,240
4.70%, 03/01/48	39	32,724
4.95%, 12/01/29	50	50,624
5.35%, 12/01/34	50	50,341
5.70%, 12/01/54	125	120,301
		24,909,898
Chemicals — 1.6%
Albemarle Corp., 5.45%, 12/01/44	135	109,752
Cabot Corp., 4.00%, 07/01/29	65	62,850
CF Industries Inc.
4.95%, 06/01/43	110	94,200
5.38%, 03/15/44	156	140,215
Dow Chemical Co. (The)
3.60%, 11/15/50(a)	197	128,485
4.25%, 10/01/34	196	175,755
4.38%, 11/15/42	190	149,626
4.63%, 10/01/44	78	62,079
4.80%, 05/15/49	157	124,138
5.15%, 02/15/34(a)	355	347,133
5.25%, 11/15/41	114	101,304
5.35%, 03/15/35	75	72,702
5.55%, 11/30/48	225	200,329
5.60%, 02/15/54(a)	60	53,022
5.95%, 03/15/55(a)	125	115,918
6.30%, 03/15/33	188	199,066
6.90%, 05/15/53	65	67,801
9.40%, 05/15/39	254	322,056
DuPont de Nemours Inc.
4.73%, 11/15/28	629	636,419
5.32%, 11/15/38(a)	298	304,017
5.42%, 11/15/48	438	430,634
Eastman Chemical Co.
4.65%, 10/15/44	180	147,891
4.80%, 09/01/42	144	122,305
Ecolab Inc.
1.30%, 01/30/31	652	547,714
2.13%, 02/01/32	30	25,554
2.13%, 08/15/50	75	39,495
2.70%, 11/01/26	4,704	4,601,745
2.70%, 12/15/51	116	69,303
3.25%, 12/01/27	2,057	2,008,920
4.30%, 06/15/28	30	30,081
4.80%, 03/24/30	1,035	1,051,455
FMC Corp.
3.20%, 10/01/26	15	14,662
3.45%, 10/01/29	29	26,698
4.50%, 10/01/49	76	53,974
5.65%, 05/18/33	60	57,816
6.38%, 05/18/53	15	13,789
International Flavors & Fragrances Inc.
4.38%, 06/01/47	244	182,627
4.45%, 09/26/28(a)	206	204,050
5.00%, 09/26/48(a)	73	59,962
LYB International Finance BV
4.88%, 03/15/44	200	165,060
5.25%, 07/15/43	195	169,115

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance III LLC
3.63%, 04/01/51	$184	$118,548
3.80%, 10/01/60	372	231,398
4.20%, 10/15/49	202	144,426
4.20%, 05/01/50	233	166,281
5.50%, 03/01/34(a)	155	151,238
5.63%, 05/15/33(a)	381	382,554
6.15%, 05/15/35	25	25,377
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	391	295,995
Mosaic Co. (The)
4.05%, 11/15/27	60	59,222
4.88%, 11/15/41	45	38,962
5.45%, 11/15/33(a)	347	347,635
5.63%, 11/15/43	55	51,615
Nutrien Ltd.
3.95%, 05/13/50	80	57,843
4.13%, 03/15/35	517	460,382
4.20%, 04/01/29	98	96,437
4.50%, 03/12/27	100	99,931
4.90%, 06/01/43	72	63,007
5.00%, 04/01/49	103	89,282
5.25%, 03/12/32	175	175,789
5.25%, 01/15/45	186	166,999
5.40%, 06/21/34(a)	160	159,358
5.63%, 12/01/40	52	50,192
5.80%, 03/27/53(a)	174	167,431
5.88%, 12/01/36	43	43,690
6.13%, 01/15/41	65	65,065
PPG Industries Inc.
2.80%, 08/15/29(a)	72	67,133
3.75%, 03/15/28	51	50,047
RPM International Inc.
4.25%, 01/15/48	19	15,437
4.55%, 03/01/29(a)	41	40,700
5.25%, 06/01/45	62	56,053
Sherwin-Williams Co. (The)
2.30%, 05/15/30	115	102,619
2.95%, 08/15/29	62	58,014
3.30%, 05/15/50(a)	40	26,191
3.45%, 06/01/27	130	127,642
3.80%, 08/15/49	71	50,821
4.00%, 12/15/42	65	50,566
4.50%, 06/01/47	433	354,714
4.55%, 08/01/45	147	121,175
Westlake Corp.
3.38%, 08/15/61(a)	130	73,609
5.00%, 08/15/46(a)	33	27,682
		18,420,777
Commercial Services — 1.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	3,699	3,169,575
1.70%, 05/15/28	4,358	4,077,352
4.45%, 09/09/34	50	48,184
4.75%, 05/08/32	200	200,864
Block Financial LLC, 3.88%, 08/15/30	274	257,966
Cintas Corp. No. 2, 3.70%, 04/01/27	99	97,960
Global Payments Inc.
5.40%, 08/15/32(a)	105	105,348
5.95%, 08/15/52(a)	129	119,721
GXO Logistics Inc.
1.65%, 07/15/26	893	859,704
Security	Par (000)	Value
Commercial Services (continued)
2.65%, 07/15/31(a)	$597	$505,887
6.50%, 05/06/34	40	40,928
Moody's Corp.
3.10%, 11/29/61	140	83,479
3.25%, 01/15/28	27	26,341
3.25%, 05/20/50	99	64,394
4.25%, 02/01/29	35	34,779
4.25%, 08/08/32(a)	150	145,140
4.88%, 12/17/48	194	169,070
5.25%, 07/15/44	32	29,681
PayPal Holdings Inc.
2.30%, 06/01/30	117	105,328
2.85%, 10/01/29	65	60,776
3.25%, 06/01/50(a)	271	177,190
5.05%, 06/01/52(a)	61	54,105
5.25%, 06/01/62	194	170,948
Quanta Services Inc.
2.35%, 01/15/32	485	408,834
2.90%, 10/01/30	594	539,595
3.05%, 10/01/41	181	125,023
4.75%, 08/09/27	75	75,294
5.25%, 08/09/34	75	74,260
RELX Capital Inc.
3.00%, 05/22/30	2,244	2,093,539
4.00%, 03/18/29	1,742	1,718,913
4.75%, 03/27/30	100	100,811
5.25%, 03/27/35	30	30,110
S&P Global Inc.
2.30%, 08/15/60(a)	685	339,005
2.50%, 12/01/29(a)	35	32,264
3.25%, 12/01/49	308	212,832
3.90%, 03/01/62	50	36,331
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	700	593,048
		16,984,579
Computers — 1.8%
Apple Inc.
2.40%, 08/20/50	327	188,904
2.55%, 08/20/60	1,295	726,692
2.65%, 05/11/50	346	211,047
2.65%, 02/08/51	315	190,716
2.70%, 08/05/51	362	220,383
2.80%, 02/08/61	209	120,420
2.85%, 08/05/61	343	200,930
2.95%, 09/11/49	246	160,684
3.35%, 08/08/32	205	191,283
3.45%, 02/09/45	213	162,375
3.75%, 09/12/47	170	131,085
3.75%, 11/13/47	42	32,347
3.85%, 05/04/43	211	172,809
3.85%, 08/04/46	538	426,595
3.95%, 08/08/52(a)	518	402,545
4.10%, 08/08/62	335	258,798
4.25%, 02/09/47	322	270,676
4.38%, 05/13/45	225	195,220
4.50%, 02/23/36(a)	141	138,348
4.65%, 02/23/46	1,050	941,269
Dell Inc., 6.50%, 04/15/38(a)	240	248,582
Dell International LLC/EMC Corp.
5.40%, 04/15/34(a)	35	35,050
8.10%, 07/15/36	197	232,938

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
8.35%, 07/15/46(a)	$214	$263,873
DXC Technology Co., 2.38%, 09/15/28	65	59,508
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	462	461,245
4.45%, 09/25/26	278	277,590
4.55%, 10/15/29	665	659,542
4.85%, 10/15/31	404	400,529
5.00%, 10/15/34	570	554,883
5.25%, 07/01/28(a)	534	543,856
5.60%, 10/15/54	305	283,932
6.20%, 10/15/35(a)	485	503,301
HP Inc.
4.20%, 04/15/32	320	298,985
5.40%, 04/25/30	75	75,950
5.50%, 01/15/33(a)	335	333,944
6.00%, 09/15/41(a)	476	464,545
6.10%, 04/25/35	75	75,867
IBM International Capital Pte Ltd.
4.90%, 02/05/34	37	36,229
5.30%, 02/05/54	240	218,032
International Business Machines Corp.
2.95%, 05/15/50	228	140,510
3.30%, 01/27/27	849	834,825
3.50%, 05/15/29	1,038	1,001,416
4.00%, 06/20/42	180	145,539
4.15%, 05/15/39	164	141,050
4.25%, 05/15/49	575	452,979
4.65%, 02/10/28(a)	200	201,432
4.70%, 02/19/46	119	102,052
4.75%, 02/06/33(a)	225	222,388
4.80%, 02/10/30	200	201,771
4.90%, 07/27/52	50	43,167
5.00%, 02/10/32	200	201,461
5.10%, 02/06/53	85	75,640
5.20%, 02/10/35	175	174,244
5.60%, 11/30/39	131	131,384
5.70%, 02/10/55	175	168,316
5.88%, 11/29/32	223	236,993
6.22%, 08/01/27	304	315,987
6.50%, 01/15/28	117	123,116
7.13%, 12/01/96	52	61,400
Kyndryl Holdings Inc., 3.15%, 10/15/31	25	22,172
Leidos Inc.
2.30%, 02/15/31	215	185,714
4.38%, 05/15/30	656	639,241
NetApp Inc.
2.70%, 06/22/30	1,535	1,382,545
5.50%, 03/17/32	360	364,736
5.70%, 03/17/35	140	140,720
Teledyne FLIR LLC, 2.50%, 08/01/30	75	67,043
Western Digital Corp.
2.85%, 02/01/29	1,192	1,089,169
3.10%, 02/01/32(a)	332	287,104
		20,525,621
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47	602	458,553
4.00%, 08/15/45(a)	281	229,051
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	33	30,167
3.13%, 12/01/49	198	121,226
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.15%, 03/15/47	$121	$91,189
4.38%, 06/15/45	94	74,120
6.00%, 05/15/37(a)	54	56,628
Kenvue Inc.
4.85%, 05/22/32	75	75,330
5.05%, 03/22/53	5	4,565
5.20%, 03/22/63	338	306,698
Procter & Gamble Co. (The)
2.45%, 11/03/26	356	348,353
2.80%, 03/25/27	90	88,046
2.85%, 08/11/27	1,271	1,239,285
3.50%, 10/25/47	165	122,974
3.60%, 03/25/50	170	127,272
4.05%, 05/01/30	225	223,141
4.60%, 05/01/35(a)	225	222,866
5.55%, 03/05/37	430	457,544
5.80%, 08/15/34	114	122,140
Unilever Capital Corp.
1.38%, 09/14/30	380	326,867
1.75%, 08/12/31	815	698,054
2.13%, 09/06/29	325	297,506
3.50%, 03/22/28	205	201,524
4.63%, 08/12/34	100	98,053
5.00%, 12/08/33(a)	446	453,200
5.90%, 11/15/32	536	579,036
Series 30Y, 2.63%, 08/12/51	294	174,288
		7,227,676
Distribution & Wholesale — 0.4%
LKQ Corp.
5.75%, 06/15/28	1,615	1,655,595
6.25%, 06/15/33	1,730	1,802,153
WW Grainger Inc.
3.75%, 05/15/46	189	143,668
4.20%, 05/15/47	216	171,862
4.45%, 09/15/34	874	842,493
4.60%, 06/15/45	318	274,914
		4,890,685
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	150	145,338
3.00%, 10/29/28	674	636,260
3.30%, 01/30/32	1,011	897,583
3.40%, 10/29/33	629	541,561
3.65%, 07/21/27	290	283,541
3.85%, 10/29/41	192	149,017
3.88%, 01/23/28	502	490,768
4.63%, 10/15/27	186	185,468
4.95%, 09/10/34	62	59,509
5.10%, 01/19/29	150	151,427
5.30%, 01/19/34	374	369,400
5.75%, 06/06/28	150	154,107
6.15%, 09/30/30	150	158,395
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	346	355,025
Air Lease Corp.
2.88%, 01/15/32	246	215,271
3.00%, 02/01/30(a)	149	138,115
3.13%, 12/01/30	55	50,226
3.25%, 10/01/29(a)	187	176,529
3.63%, 04/01/27(a)	251	247,353

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 12/01/27	$253	$247,531
3.75%, 06/01/26	250	247,999
4.63%, 10/01/28	228	227,998
Aircastle Ltd., 4.25%, 06/15/26	819	812,976
Ally Financial Inc.
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	50	52,226
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	50	52,238
8.00%, 11/01/31	757	846,463
American Express Co.
4.05%, 12/03/42	225	186,567
4.42%, 08/03/33, (1-day SOFR + 1.760%)(b)	187	180,477
4.73%, 04/25/29, (1-day SOFR + 1.260%)(b)	425	427,425
4.99%, 05/26/33, (1-day SOFR + 2.255%)(b)	35	34,603
5.02%, 04/25/31, (1-day SOFR + 1.440%)(b)	425	429,820
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	165	164,378
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	55	55,513
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	185	189,157
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	520	517,127
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	60	60,523
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(b)	225	226,544
5.63%, 07/28/34, (1-day SOFR + 1.930%)(b)	367	371,462
5.67%, 04/25/36, (1-day SOFR + 1.790%)(b)	305	311,020
5.92%, 04/25/35, (1-day SOFR + 1.630%)(b)	445	459,303
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	175	189,264
American Express Credit Corp., 3.30%, 05/03/27	745	732,155
Ameriprise Financial Inc., 2.88%, 09/15/26	23	22,579
Brookfield Capital Finance LLC, 6.09%, 06/14/33	537	559,416
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	539	451,871
Brookfield Finance Inc.
3.50%, 03/30/51(a)	213	139,620
3.63%, 02/15/52	130	86,868
3.90%, 01/25/28	296	290,782
4.25%, 06/02/26	359	357,538
4.35%, 04/15/30	34	33,189
4.70%, 09/20/47	224	184,514
4.85%, 03/29/29	112	112,171
5.68%, 01/15/35	396	399,808
5.97%, 03/04/54	125	121,024
6.35%, 01/05/34	335	354,115
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	274	178,908
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(b)	402	332,488
2.62%, 11/02/32, (1-day SOFR + 1.265%)(b)	150	128,183
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	40	37,755
3.80%, 01/31/28	370	362,707
4.10%, 02/09/27	694	688,494
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	130	130,381
5.25%, 07/26/30, (1-day SOFR + 2.600%)(b)	145	146,394
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(b)	415	410,668
5.82%, 02/01/34, (1-day SOFR + 2.600%)(b)	110	111,243
5.88%, 07/26/35, (1-day SOFR +1.990%)(b)	200	202,614
6.18%, 01/30/36, (1-day SOFR + 2.036%)(b)	90	89,243
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	135	140,601
6.38%, 06/08/34, (1-day SOFR + 2.860%)(b)	300	313,343
6.70%, 11/29/32	274	294,592
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	40	44,567
Security	Par (000)	Value
Diversified Financial Services (continued)
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(b)	$665	$761,014
Cboe Global Markets Inc.
1.63%, 12/15/30	30	25,593
3.00%, 03/16/32	542	480,905
3.65%, 01/12/27	132	130,284
Charles Schwab Corp. (The)
1.95%, 12/01/31	215	180,443
2.00%, 03/20/28	85	80,082
2.30%, 05/13/31	135	118,311
2.90%, 03/03/32	420	370,595
3.20%, 01/25/28	39	37,958
4.00%, 02/01/29(a)	30	29,716
4.63%, 03/22/30	100	101,082
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	30	31,267
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)(b)	225	239,001
CI Financial Corp.
3.20%, 12/17/30	271	236,472
4.10%, 06/15/51(a)	100	69,213
CME Group Inc.
2.65%, 03/15/32	20	17,697
3.75%, 06/15/28	84	83,011
4.15%, 06/15/48(a)	28	22,955
5.30%, 09/15/43	45	44,136
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	635	710,093
Eaton Vance Corp., 3.50%, 04/06/27	200	196,872
Franklin Resources Inc., 2.95%, 08/12/51	35	20,806
Intercontinental Exchange Inc.
1.85%, 09/15/32	165	135,162
2.65%, 09/15/40	87	61,935
3.00%, 06/15/50	377	239,439
3.00%, 09/15/60	643	379,847
3.10%, 09/15/27(a)	20	19,483
3.75%, 09/21/28(a)	35	34,289
4.25%, 09/21/48	291	233,963
4.60%, 03/15/33	185	181,811
4.95%, 06/15/52	250	220,351
5.20%, 06/15/62	300	271,176
Invesco Finance PLC, 5.38%, 11/30/43(a)	186	171,395
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	630	608,013
Jefferies Financial Group Inc.
4.15%, 01/23/30	22	21,230
6.25%, 01/15/36	93	94,676
6.50%, 01/20/43(a)	80	80,535
Legg Mason Inc., 5.63%, 01/15/44	282	271,221
Mastercard Inc.
2.95%, 06/01/29	20	19,066
2.95%, 03/15/51	158	100,450
3.35%, 03/26/30	35	33,446
3.65%, 06/01/49	269	199,909
3.80%, 11/21/46	116	89,946
3.85%, 03/26/50	281	215,478
3.95%, 02/26/48	163	128,681
4.55%, 01/15/35	220	213,217
4.88%, 05/09/34	25	24,929
4.95%, 03/15/32(a)	150	152,781
Nasdaq Inc.
1.65%, 01/15/31	240	204,352
3.25%, 04/28/50	119	77,568
3.85%, 06/30/26(a)	185	183,895

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.95%, 03/07/52	$175	$126,228
5.35%, 06/28/28	298	305,653
5.55%, 02/15/34	673	689,315
5.95%, 08/15/53(a)	99	97,916
6.10%, 06/28/63	111	109,702
Nomura Holdings Inc.
2.17%, 07/14/28	735	681,036
2.33%, 01/22/27	161	154,841
2.61%, 07/14/31	432	375,177
2.68%, 07/16/30	372	333,175
2.71%, 01/22/29	256	237,193
3.00%, 01/22/32	200	174,102
3.10%, 01/16/30	580	535,755
5.39%, 07/06/27	200	202,246
5.61%, 07/06/29	55	56,352
5.78%, 07/03/34	200	203,852
5.84%, 01/18/28	205	210,217
6.07%, 07/12/28	210	218,088
6.09%, 07/12/33	200	208,855
6.18%, 01/18/33	200	209,910
ORIX Corp.
2.25%, 03/09/31	34	29,497
3.70%, 07/18/27	56	54,977
4.00%, 04/13/32	225	209,971
5.20%, 09/13/32(a)	145	144,634
5.40%, 02/25/35	75	74,588
Radian Group Inc., 4.88%, 03/15/27	85	84,822
Raymond James Financial Inc.
3.75%, 04/01/51	165	117,150
4.65%, 04/01/30	237	238,838
4.95%, 07/15/46	244	214,557
Synchrony Financial
2.88%, 10/28/31(a)	164	138,909
3.70%, 08/04/26	381	375,357
3.95%, 12/01/27	882	857,637
5.15%, 03/19/29	514	509,610
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)	175	177,426
Visa Inc.
2.00%, 08/15/50	267	142,411
2.05%, 04/15/30	45	40,596
3.65%, 09/15/47(a)	138	105,331
4.15%, 12/14/35	523	492,120
4.30%, 12/14/45	583	497,345
Voya Financial Inc., 4.70%, 01/23/48(b)	185	174,641
Western Union Co. (The), 6.20%, 11/17/36(a)	299	301,948
		37,921,066
Electric — 8.5%
AEP Texas Inc.
3.45%, 05/15/51	574	374,457
4.70%, 05/15/32	386	373,769
5.25%, 05/15/52	390	339,742
5.40%, 06/01/33	672	669,844
5.45%, 05/15/29	70	71,673
5.70%, 05/15/34	292	292,909
Series G, 4.15%, 05/01/49	80	58,416
Series H, 3.45%, 01/15/50	192	126,615
Avangrid Inc., 3.80%, 06/01/29	4,760	4,594,416
Avista Corp.
4.00%, 04/01/52	838	595,628
4.35%, 06/01/48	545	429,109
Security	Par (000)	Value
Electric (continued)
Baltimore Gas & Electric Co.
2.40%, 08/15/26	$1,200	$1,172,333
3.20%, 09/15/49	489	319,434
3.50%, 08/15/46	254	180,697
3.75%, 08/15/47	263	192,285
4.25%, 09/15/48	191	151,010
5.40%, 06/01/53	62	57,215
5.45%, 06/01/35	150	151,172
5.65%, 06/01/54(a)	355	341,389
6.35%, 10/01/36	160	171,265
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	337	254,709
3.60%, 03/01/52	470	329,187
3.95%, 03/01/48	259	195,294
4.50%, 04/01/44	187	158,700
5.30%, 04/01/53	70	63,995
Series AA, 3.00%, 02/01/27	64	62,498
Series AC, 4.25%, 02/01/49	296	232,816
Series AD, 2.90%, 07/01/50(a)	105	64,832
Series AF, 3.35%, 04/01/51	175	118,412
Series K2, 6.95%, 03/15/33	93	103,270
Series Z, 2.40%, 09/01/26	78	75,972
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	475	485,171
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(b)	500	437,690
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	555	524,165
6.50%, 06/01/55, (5-year CMT + 1.961%)(b)	105	103,638
Commonwealth Edison Co.
2.20%, 03/01/30	1,087	979,768
2.55%, 06/15/26	2,029	1,989,672
3.00%, 03/01/50	365	228,160
3.65%, 06/15/46	239	175,200
3.70%, 08/15/28	161	158,284
3.70%, 03/01/45	199	149,202
3.80%, 10/01/42	170	131,743
4.00%, 03/01/48	282	214,920
4.00%, 03/01/49	220	165,538
4.35%, 11/15/45	177	145,022
4.60%, 08/15/43	35	29,951
4.70%, 01/15/44	113	98,360
5.30%, 06/01/34	60	60,573
5.65%, 06/01/54	103	99,072
5.90%, 03/15/36(a)	248	258,877
5.95%, 06/01/55	180	180,478
6.45%, 01/15/38	164	177,543
Series 122, 2.95%, 08/15/27	56	54,389
Series 123, 3.75%, 08/15/47	269	197,701
Series 127, 3.20%, 11/15/49	292	189,032
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	597	455,934
4.30%, 04/15/44	300	247,296
4.95%, 01/15/30	50	50,762
4.95%, 08/15/34	45	44,144
5.25%, 01/15/53	55	50,366
Series A, 2.05%, 07/01/31	400	344,074
Series A, 3.20%, 03/15/27(a)	1,109	1,089,886
Series A, 4.15%, 06/01/45	459	367,127
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61(a)	68	44,674
3.70%, 11/15/59	279	186,539

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 05/15/28(a)	$96	$94,524
3.85%, 06/15/46	190	142,258
3.95%, 03/01/43	115	90,682
4.45%, 03/15/44	217	182,705
4.50%, 12/01/45	207	172,427
4.50%, 05/15/58	120	93,458
4.63%, 12/01/54	160	130,272
5.70%, 06/15/40	135	135,089
Series 05-A, 5.30%, 03/01/35(a)	210	211,431
Series 06-A, 5.85%, 03/15/36(a)	194	200,710
Series 06-B, 6.20%, 06/15/36	120	126,917
Series 07-A, 6.30%, 08/15/37(a)	153	163,023
Series 08-B, 6.75%, 04/01/38	213	237,203
Series 09-C, 5.50%, 12/01/39	157	155,634
Series 12-A, 4.20%, 03/15/42	134	109,720
Series 2017, 3.88%, 06/15/47	123	91,932
Series 20A, 3.35%, 04/01/30	408	388,692
Series 20B, 3.95%, 04/01/50	344	260,156
Series A, 4.13%, 05/15/49	158	121,290
Series B, 3.13%, 11/15/27	96	93,381
Series C, 3.00%, 12/01/60	515	290,499
Series C, 4.00%, 11/15/57	115	81,149
Series C, 4.30%, 12/01/56	129	97,876
Series D, 4.00%, 12/01/28	286	282,988
Series E, 4.65%, 12/01/48	103	85,879
Constellation Energy Generation LLC
5.60%, 06/15/42(a)	54	51,761
5.75%, 10/01/41	92	89,390
5.80%, 03/01/33	550	571,650
6.25%, 10/01/39	175	181,801
Delmarva Power & Light Co., 4.15%, 05/15/45	149	119,013
Dominion Energy Inc.
4.60%, 05/15/28	70	70,177
4.85%, 08/15/52	762	626,636
5.00%, 06/15/30	75	75,750
5.45%, 03/15/35	75	74,130
6.63%, 05/15/55, (5-year CMT + 2.207%)(b)	300	300,225
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)(b)	48	49,666
Series B, 3.30%, 04/15/41	230	165,004
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(b)	505	532,573
Edison International
4.13%, 03/15/28(a)	313	301,036
5.25%, 03/15/32(a)	300	284,142
5.45%, 06/15/29	75	74,002
5.75%, 06/15/27	229	230,377
6.95%, 11/15/29	200	207,481
El Paso Electric Co.
5.00%, 12/01/44	115	97,502
6.00%, 05/15/35	87	88,537
Enel Americas SA, 4.00%, 10/25/26	1,076	1,067,255
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(b)	110	112,622
Entergy Louisiana LLC
2.90%, 03/15/51	594	358,545
4.20%, 09/01/48	255	197,821
4.20%, 04/01/50	288	221,219
4.95%, 01/15/45	460	397,857
5.70%, 03/15/54	314	299,992
Security	Par (000)	Value
Electric (continued)
Entergy Texas Inc.
5.00%, 09/15/52	$69	$58,932
5.80%, 09/01/53	330	317,372
Eversource Energy
2.55%, 03/15/31	205	179,915
3.45%, 01/15/50	541	365,325
5.00%, 01/01/27	20	20,098
5.13%, 05/15/33	49	48,095
5.45%, 03/01/28(a)	135	137,958
5.50%, 01/01/34	351	350,326
5.85%, 04/15/31	85	88,579
5.95%, 07/15/34	244	251,338
Series M, 3.30%, 01/15/28	243	235,066
Series O, 4.25%, 04/01/29	272	267,498
Series R, 1.65%, 08/15/30	2,347	2,008,451
Exelon Corp.
4.05%, 04/15/30(a)	513	500,038
4.10%, 03/15/52	697	517,082
4.45%, 04/15/46	321	258,094
4.70%, 04/15/50	373	303,532
4.95%, 06/15/35(a)	218	208,227
5.10%, 06/15/45	251	221,295
5.13%, 03/15/31	65	65,856
5.45%, 03/15/34	155	156,624
5.60%, 03/15/53	197	183,298
5.63%, 06/15/35	140	141,219
5.88%, 03/15/55	540	521,338
6.50%, 03/15/55, (5-year CMT + 1.975%)(b)	70	69,741
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,280	1,247,955
Florida Power & Light Co.
2.88%, 12/04/51	45	27,626
3.15%, 10/01/49	281	184,237
3.70%, 12/01/47	174	128,551
3.95%, 03/01/48	331	255,880
3.99%, 03/01/49	378	290,305
4.05%, 06/01/42	201	165,723
4.05%, 10/01/44	210	169,057
4.13%, 02/01/42	214	177,996
4.13%, 06/01/48	221	174,495
4.95%, 06/01/35	206	204,133
5.25%, 02/01/41	130	125,650
5.63%, 04/01/34(a)	346	360,399
5.65%, 02/01/37(a)	112	115,376
5.69%, 03/01/40	115	117,070
5.80%, 03/15/65	40	39,298
5.95%, 02/01/38	161	169,811
5.96%, 04/01/39	125	130,790
Iberdrola International BV, 6.75%, 07/15/36	2,065	2,300,437
ITC Holdings Corp.
3.25%, 06/30/26	24	23,610
3.35%, 11/15/27	209	203,175
5.30%, 07/01/43	698	625,324
National Grid PLC
5.42%, 01/11/34	879	885,422
5.60%, 06/12/28	765	786,957
5.81%, 06/12/33	1,767	1,825,389
National Grid USA, 5.80%, 04/01/35	1,275	1,274,338
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	176	164,787
4.30%, 03/15/49	392	318,210
4.40%, 11/01/48	169	137,480

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.05%, 09/15/28	$40	$40,698
Series C, 8.00%, 03/01/32	208	242,027
Nevada Power Co.
5.90%, 05/01/53	485	471,596
6.00%, 03/15/54	15	14,835
Series EE, 3.13%, 08/01/50	323	199,557
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,563	2,280,716
2.75%, 11/01/29	3,296	3,050,375
3.50%, 04/01/29	1,143	1,100,688
3.55%, 05/01/27	2,675	2,627,686
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	85	80,631
4.80%, 12/01/77(b)	20	18,912
4.85%, 02/04/28	80	80,865
5.05%, 03/15/30	100	101,467
5.25%, 03/15/34	85	84,521
5.30%, 03/15/32	80	81,426
5.45%, 03/15/35	70	69,985
5.55%, 03/15/54	10	9,259
5.90%, 03/15/55	555	536,956
6.75%, 06/15/54, (5-year CMT + 2.457%)(b)	78	80,213
NSTAR Electric Co.
1.95%, 08/15/31(a)	322	273,962
3.10%, 06/01/51	338	216,309
3.20%, 05/15/27	1,995	1,953,678
3.25%, 05/15/29	320	304,938
3.95%, 04/01/30	1,148	1,114,756
4.40%, 03/01/44	449	370,428
4.55%, 06/01/52	5	4,059
4.85%, 03/01/30	50	50,353
5.20%, 03/01/35	50	49,495
5.40%, 06/01/34	85	85,707
5.50%, 03/15/40	110	108,636
Ohio Edison Co., 6.88%, 07/15/36	130	144,491
Ohio Power Co.
4.00%, 06/01/49	268	194,987
4.15%, 04/01/48	190	142,899
5.00%, 06/01/33	300	293,567
5.65%, 06/01/34	560	564,396
Series Q, 1.63%, 01/15/31	490	410,157
Series R, 2.90%, 10/01/51	809	474,985
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	485	275,807
3.10%, 09/15/49(a)	518	330,461
3.75%, 04/01/45	358	269,115
3.80%, 09/30/47	207	152,499
3.80%, 06/01/49	352	254,216
4.10%, 11/15/48	256	195,460
4.55%, 12/01/41	55	47,205
4.60%, 06/01/52	85	68,915
4.65%, 11/01/29	45	45,206
4.95%, 09/15/52	150	129,488
5.25%, 09/30/40	40	38,276
5.30%, 06/01/42	30	28,046
5.35%, 10/01/52	50	45,483
5.55%, 06/15/54	267	251,457
5.75%, 03/15/29(a)	47	48,946
7.25%, 01/15/33	27	30,401
Pacific Gas and Electric Co.
3.50%, 08/01/50	810	512,740
3.95%, 12/01/47	125	86,309
Security	Par (000)	Value
Electric (continued)
4.20%, 06/01/41	$50	$37,955
4.25%, 03/15/46	72	52,520
4.30%, 03/15/45	173	128,393
4.40%, 03/01/32	135	125,215
4.45%, 04/15/42	115	89,623
4.50%, 07/01/40	394	323,365
4.60%, 06/15/43	132	103,461
4.75%, 02/15/44	115	91,655
4.95%, 07/01/50	660	524,536
5.25%, 03/01/52	506	413,334
5.90%, 06/15/32	569	573,492
6.15%, 01/15/33	389	395,606
6.75%, 01/15/53	503	500,514
PECO Energy Co.
2.85%, 09/15/51	105	63,824
3.00%, 09/15/49	583	369,976
3.05%, 03/15/51	95	59,346
3.70%, 09/15/47	365	266,587
3.90%, 03/01/48	377	284,625
4.15%, 10/01/44	283	228,434
4.60%, 05/15/52	100	82,502
5.25%, 09/15/54	5	4,595
5.95%, 10/01/36	126	132,028
Potomac Electric Power Co.
4.15%, 03/15/43	570	461,200
5.20%, 03/15/34	45	44,887
5.50%, 03/15/54	150	140,982
6.50%, 11/15/37	208	228,429
PPL Electric Utilities Corp.
3.00%, 10/01/49	213	136,286
3.95%, 06/01/47	112	86,154
4.15%, 10/01/45	80	64,838
4.15%, 06/15/48	364	286,661
4.85%, 02/15/34	250	246,113
5.00%, 05/15/33	501	500,583
5.25%, 05/15/53	610	566,373
6.25%, 05/15/39	87	93,983
Public Service Co. of New Hampshire
3.60%, 07/01/49	810	570,316
5.15%, 01/15/53	120	107,499
5.35%, 10/01/33	300	304,844
Series V, 2.20%, 06/15/31(a)	457	396,938
Public Service Electric & Gas Co.
2.25%, 09/15/26	10	9,749
2.45%, 01/15/30	102	93,260
3.15%, 01/01/50	369	242,114
3.20%, 05/15/29	35	33,551
3.20%, 08/01/49	312	208,232
3.60%, 12/01/47	205	148,088
3.65%, 09/01/28	70	68,512
3.65%, 09/01/42	215	165,606
3.70%, 05/01/28	108	106,333
3.80%, 01/01/43	155	121,052
3.80%, 03/01/46	332	250,589
3.85%, 05/01/49	283	212,461
3.95%, 05/01/42	121	96,908
4.05%, 05/01/48(a)	166	128,870
5.05%, 03/01/35	35	34,870
5.20%, 03/01/34	75	75,863
5.45%, 08/01/53	26	24,683
5.45%, 03/01/54(a)	95	90,296

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 03/01/40	$115	$114,544
5.80%, 05/01/37	83	86,306
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	300	287,632
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,047	1,747,428
2.45%, 11/15/31	1,552	1,342,032
4.90%, 03/15/30	85	85,563
5.20%, 04/01/29	55	56,149
5.40%, 03/15/35	100	99,603
5.45%, 04/01/34(a)	776	782,575
6.13%, 10/15/33	185	194,077
San Diego Gas & Electric Co.
4.15%, 05/15/48	179	135,246
4.50%, 08/15/40	222	193,434
4.95%, 08/15/28	105	106,808
6.00%, 06/01/39	127	130,796
Series RRR, 3.75%, 06/01/47	168	120,145
Series TTT, 4.10%, 06/15/49	201	149,511
Series UUU, 3.32%, 04/15/50	409	266,426
Series WWW, 2.95%, 08/15/51	143	87,152
Sempra
3.25%, 06/15/27	20	19,465
3.40%, 02/01/28	165	160,522
3.80%, 02/01/38	371	300,087
4.00%, 02/01/48	394	284,098
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	227	214,816
6.00%, 10/15/39	213	211,631
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	72	70,484
Southern California Edison Co.
2.25%, 06/01/30	60	52,371
3.45%, 02/01/52	465	284,959
3.65%, 02/01/50	392	254,155
4.00%, 04/01/47	358	251,132
4.05%, 03/15/42	156	115,119
4.50%, 09/01/40	153	124,347
4.65%, 10/01/43	152	120,485
5.25%, 03/15/30	75	75,318
5.45%, 03/01/35(a)	50	48,426
5.50%, 03/15/40	111	101,341
5.63%, 02/01/36	162	156,908
5.70%, 03/01/53	108	94,320
5.75%, 04/15/54	309	271,903
5.88%, 12/01/53	19	16,940
5.90%, 03/01/55(a)	75	67,328
6.00%, 01/15/34	305	308,005
6.05%, 03/15/39(a)	74	73,236
6.20%, 09/15/55	350	327,010
6.65%, 04/01/29	221	229,594
Series 04-G, 5.75%, 04/01/35	112	113,209
Series 05-E, 5.35%, 07/15/35	139	133,209
Series 06-E, 5.55%, 01/15/37	75	71,376
Series 08-A, 5.95%, 02/01/38	110	107,662
Series 13-A, 3.90%, 03/15/43	152	109,961
Series 20A, 2.95%, 02/01/51	45	25,391
Series A, 4.20%, 03/01/29	32	31,148
Series B, 3.65%, 03/01/28	72	69,740
Series B, 4.88%, 03/01/49	56	43,896
Series C, 3.60%, 02/01/45	193	129,372
Series C, 4.13%, 03/01/48	269	190,175
Series E, 5.45%, 06/01/52	29	24,364
Security	Par (000)	Value
Electric (continued)
Series H, 3.65%, 06/01/51	$18	$11,509
Tampa Electric Co., 5.00%, 07/15/52	285	246,549
Toledo Edison Co. (The), 6.15%, 05/15/37	245	260,763
		97,155,557
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,171	1,013,639
Emerson Electric Co.
2.80%, 12/21/51	175	106,349
5.25%, 11/15/39	15	14,932
		1,134,920
Electronics — 0.9%
Allegion PLC, 3.50%, 10/01/29	840	799,030
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	447	435,872
5.41%, 07/01/32	612	620,964
5.60%, 05/29/34	570	574,895
Amphenol Corp., 2.80%, 02/15/30	41	38,099
Avnet Inc.
3.00%, 05/15/31	300	265,073
5.50%, 06/01/32	455	447,628
Flex Ltd.
4.88%, 06/15/29	424	422,346
4.88%, 05/12/30	728	722,516
Fortive Corp.
3.15%, 06/15/26	66	65,005
4.30%, 06/15/46	82	64,860
Honeywell International Inc.
2.50%, 11/01/26	1,844	1,796,410
2.70%, 08/15/29	17	15,880
3.81%, 11/21/47	168	126,051
4.65%, 07/30/27	100	100,535
4.70%, 02/01/30	25	25,205
4.75%, 02/01/32	20	19,917
4.88%, 09/01/29	30	30,541
4.95%, 09/01/31	15	15,225
5.00%, 03/01/35	240	238,097
5.25%, 03/01/54	235	218,004
5.35%, 03/01/64	275	250,146
5.38%, 03/01/41	165	162,871
5.70%, 03/15/36	191	197,026
5.70%, 03/15/37	173	177,973
Hubbell Inc.
3.15%, 08/15/27	28	27,169
3.50%, 02/15/28	42	40,940
Keysight Technologies Inc.
3.00%, 10/30/29	180	167,400
4.60%, 04/06/27	818	819,092
4.95%, 10/15/34(a)	50	48,619
5.35%, 07/30/30	55	56,145
Trimble Inc., 4.90%, 06/15/28	391	394,435
Tyco Electronics Group SA, 7.13%, 10/01/37	129	147,137
Vontier Corp.
2.40%, 04/01/28	203	190,482
2.95%, 04/01/31	194	171,122
		9,892,710
Entertainment — 0.2%
Warnermedia Holdings Inc.
4.28%, 03/15/32	170	144,440
5.05%, 03/15/42	272	195,835
5.14%, 03/15/52	1,325	858,557

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
5.39%, 03/15/62	$1,031	$662,441
		1,861,273
Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33(a)	40	33,587
3.05%, 03/01/50(a)	353	231,175
5.70%, 05/15/41	30	30,296
6.20%, 03/01/40	20	21,222
Veralto Corp.
5.35%, 09/18/28	498	511,200
5.45%, 09/18/33	745	756,063
5.50%, 09/18/26	48	48,527
Waste Connections Inc.
2.60%, 02/01/30	15	13,791
2.95%, 01/15/52	387	239,422
3.05%, 04/01/50	57	36,548
Waste Management Inc.
2.50%, 11/15/50	416	238,587
3.15%, 11/15/27	55	53,608
4.10%, 03/01/45	27	21,951
4.15%, 07/15/49	201	158,862
5.35%, 10/15/54	15	14,185
		2,409,024
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	238	257,714
Conagra Brands Inc.
4.85%, 11/01/28	70	70,263
5.30%, 11/01/38	210	196,693
5.40%, 11/01/48	358	315,271
7.00%, 10/01/28	20	21,300
8.25%, 09/15/30	270	310,370
General Mills Inc.
2.25%, 10/14/31	858	735,226
2.88%, 04/15/30(a)	1,085	998,253
3.00%, 02/01/51(a)	246	152,455
3.20%, 02/10/27	1,242	1,218,695
4.20%, 04/17/28	858	853,371
4.70%, 01/30/27	171	171,696
4.88%, 01/30/30	120	121,062
4.95%, 03/29/33	86	84,998
5.25%, 01/30/35	150	148,670
5.40%, 06/15/40	98	94,461
5.50%, 10/17/28	55	56,708
Hershey Co. (The)
2.45%, 11/15/29	48	44,311
3.13%, 11/15/49(a)	17	11,236
3.38%, 08/15/46	35	24,959
Hormel Foods Corp., 3.05%, 06/03/51	327	207,503
Ingredion Inc.
2.90%, 06/01/30	1,029	946,483
3.90%, 06/01/50	283	203,920
J.M. Smucker Co. (The)
4.25%, 03/15/35	187	170,231
4.38%, 03/15/45	112	90,031
6.20%, 11/15/33(a)	20	21,211
6.50%, 11/15/43	40	41,810
6.50%, 11/15/53(a)	350	367,843
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, 12/01/52	170	172,024
Security	Par (000)	Value
Food (continued)
Kellanova
2.10%, 06/01/30	$1,450	$1,288,845
3.40%, 11/15/27(a)	1,212	1,187,093
4.30%, 05/15/28	1,144	1,145,297
5.25%, 03/01/33	200	201,789
5.75%, 05/16/54	20	19,297
Series B, 7.45%, 04/01/31	265	300,007
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	203	202,651
Kraft Heinz Foods Co.
4.38%, 06/01/46	351	277,231
4.88%, 10/01/49	411	343,044
5.00%, 07/15/35(a)	80	77,551
5.00%, 06/04/42	91	80,343
5.20%, 03/15/32	150	150,345
5.20%, 07/15/45	423	375,758
5.40%, 03/15/35(a)	135	133,555
5.50%, 06/01/50	350	318,592
6.50%, 02/09/40	187	195,661
6.88%, 01/26/39	210	226,728
Kroger Co. (The)
3.88%, 10/15/46	137	100,972
3.95%, 01/15/50	183	134,457
4.45%, 02/01/47	336	271,044
4.65%, 01/15/48	145	118,714
5.00%, 09/15/34	285	277,672
5.00%, 04/15/42	89	79,324
5.15%, 08/01/43	131	118,311
5.40%, 07/15/40	60	57,492
5.40%, 01/15/49	155	140,908
5.50%, 09/15/54	275	254,819
5.65%, 09/15/64	265	245,400
6.90%, 04/15/38	131	144,113
7.50%, 04/01/31	186	210,606
McCormick & Co. Inc./MD
1.85%, 02/15/31	295	250,494
2.50%, 04/15/30	317	286,293
3.40%, 08/15/27(a)	352	344,033
4.20%, 08/15/47	282	218,939
4.70%, 10/15/34	100	94,884
Mondelez International Inc.
2.63%, 09/04/50	143	82,472
2.75%, 04/13/30	33	30,272
4.13%, 05/07/28	35	34,839
Sysco Corp.
2.40%, 02/15/30	132	119,216
3.30%, 02/15/50	195	125,887
4.45%, 03/15/48	104	83,874
4.50%, 04/01/46	67	54,273
4.85%, 10/01/45	118	101,794
5.38%, 09/21/35	40	39,730
5.95%, 04/01/30	177	186,132
6.60%, 04/01/40	92	98,089
6.60%, 04/01/50	330	348,756
The Campbell's Co.
2.38%, 04/24/30	55	49,127
3.13%, 04/24/50	188	118,096
4.15%, 03/15/28	790	783,256
4.75%, 03/23/35	55	51,885
4.80%, 03/15/48	199	169,470
5.25%, 10/13/54	40	35,153
5.40%, 03/21/34	278	277,301

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Tyson Foods Inc.
4.35%, 03/01/29	$25	$24,723
4.55%, 06/02/47	173	140,195
5.10%, 09/28/48	282	246,427
5.15%, 08/15/44	65	58,012
		21,240,009
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48	133	103,007
4.40%, 08/15/47	239	186,337
4.80%, 06/15/44	188	158,680
5.00%, 09/15/35	220	211,717
5.15%, 05/15/46	20	17,539
6.00%, 11/15/41	213	210,247
7.30%, 11/15/39	80	89,333
Suzano Austria GmbH
3.13%, 01/15/32	232	198,723
3.75%, 01/15/31	309	279,873
5.00%, 01/15/30	357	349,123
6.00%, 01/15/29	393	400,763
		2,205,342
Gas — 0.9%
Atmos Energy Corp.
2.63%, 09/15/29	10	9,294
2.85%, 02/15/52	100	59,802
3.00%, 06/15/27	15	14,635
3.38%, 09/15/49	282	191,265
4.13%, 10/15/44	183	148,493
4.13%, 03/15/49	152	118,005
4.15%, 01/15/43	39	31,900
4.30%, 10/01/48	185	148,890
5.50%, 06/15/41	28	27,587
National Fuel Gas Co.
2.95%, 03/01/31	129	113,777
3.95%, 09/15/27(a)	420	411,777
4.75%, 09/01/28	65	64,606
5.50%, 10/01/26	45	45,347
5.50%, 03/15/30	35	35,693
5.95%, 03/15/35	25	25,069
NiSource Inc.
5.00%, 06/15/52	295	252,713
5.35%, 04/01/34	1,030	1,033,772
5.40%, 06/30/33	216	217,115
5.85%, 04/01/55	355	342,849
5.95%, 06/15/41	40	39,549
6.38%, 03/31/55, (5-year CMT + 2.527%)(b)	300	297,779
6.95%, 11/30/54, (5-year CMT + 2.451%)(b)	100	102,260
ONE Gas Inc.
2.00%, 05/15/30	1,815	1,602,236
4.25%, 09/01/32(a)	630	597,566
4.50%, 11/01/48	208	168,119
4.66%, 02/01/44	138	118,355
5.10%, 04/01/29	765	780,167
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	575	504,598
3.35%, 06/01/50(a)	180	115,693
5.05%, 05/15/52	238	202,667
5.10%, 02/15/35	75	74,018
5.40%, 06/15/33	60	60,433
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co.
5.13%, 11/15/40(a)	$80	$74,675
Series TT, 2.60%, 06/15/26	689	675,581
Series UU, 4.13%, 06/01/48	299	225,261
Series VV, 4.30%, 01/15/49	261	202,161
Series WW, 3.95%, 02/15/50	280	203,477
Series XX, 2.55%, 02/01/30	32	29,138
Southwest Gas Corp.
3.18%, 08/15/51(a)	90	55,675
3.70%, 04/01/28	35	34,042
3.80%, 09/29/46	174	124,363
4.15%, 06/01/49(a)	161	119,467
Spire Missouri Inc.
3.30%, 06/01/51	165	107,778
Series 2034, 5.15%, 08/15/34	200	199,617
Washington Gas Light Co.
3.65%, 09/15/49	357	249,342
Series K, 3.80%, 09/15/46	80	58,940
		10,315,546
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50(a)	15	9,666
3.25%, 03/01/27	40	39,229
4.10%, 03/01/48	15	11,759
Stanley Black & Decker Inc., 2.30%, 03/15/30	35	30,851
		91,505
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	400	391,387
4.90%, 11/30/46	81	74,918
5.30%, 05/27/40	68	67,950
6.00%, 04/01/39	143	154,694
6.15%, 11/30/37	170	185,359
Agilent Technologies Inc.
2.30%, 03/12/31	90	78,649
2.75%, 09/15/29	752	697,560
3.05%, 09/22/26	515	505,816
4.75%, 09/09/34(a)	80	77,127
Baxter International Inc.
2.54%, 02/01/32(a)	275	235,843
3.13%, 12/01/51	462	283,819
3.50%, 08/15/46	220	150,838
Boston Scientific Corp.
4.55%, 03/01/39	10	9,212
4.70%, 03/01/49	313	273,254
6.50%, 11/15/35(a)	115	127,051
7.38%, 01/15/40	108	127,483
Danaher Corp.
2.60%, 10/01/50	285	166,821
2.80%, 12/10/51	528	318,841
4.38%, 09/15/45	132	111,629
Dentsply Sirona Inc., 3.25%, 06/01/30	609	549,528
DH Europe Finance II SARL
2.60%, 11/15/29	46	42,576
3.25%, 11/15/39	293	229,209
3.40%, 11/15/49	393	271,678
Edwards Lifesciences Corp., 4.30%, 06/15/28(a)	2,855	2,840,133
GE HealthCare Technologies Inc., 6.38%, 11/22/52	238	250,521
Medtronic Inc., 4.63%, 03/15/45(a)	387	339,188

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Revvity Inc.
2.25%, 09/15/31	$170	$142,903
3.63%, 03/15/51	201	132,317
Smith & Nephew PLC
2.03%, 10/14/30	518	449,301
5.40%, 03/20/34	31	30,862
Solventum Corp.
5.90%, 04/30/54(a)	136	130,526
6.00%, 05/15/64	424	405,331
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	851	754,129
3.75%, 03/15/51	402	278,211
Stryker Corp.
2.90%, 06/15/50(a)	118	74,896
4.10%, 04/01/43	104	84,111
4.38%, 05/15/44	147	122,322
4.63%, 03/15/46	246	211,145
Thermo Fisher Scientific Inc.
4.10%, 08/15/47(a)	302	239,577
4.98%, 08/10/30	40	40,873
5.09%, 08/10/33	10	10,077
5.30%, 02/01/44	134	126,883
5.40%, 08/10/43	30	28,967
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	570	497,311
4.45%, 08/15/45	151	121,153
5.20%, 09/15/34	50	49,348
5.50%, 02/19/35	50	50,431
5.75%, 11/30/39	145	142,918
		12,684,676
Health Care - Services — 3.5%
Aetna Inc.
3.88%, 08/15/47	15	10,587
4.13%, 11/15/42	91	68,566
4.50%, 05/15/42	119	96,064
6.63%, 06/15/36	211	222,647
6.75%, 12/15/37	157	166,377
Centene Corp.
2.45%, 07/15/28	597	549,988
2.50%, 03/01/31	603	512,133
2.63%, 08/01/31(a)	654	553,927
3.00%, 10/15/30	435	382,685
3.38%, 02/15/30	295	268,774
4.25%, 12/15/27	277	270,637
4.63%, 12/15/29	968	932,194
Cigna Group (The)
2.40%, 03/15/30	361	325,229
3.20%, 03/15/40	20	14,860
3.40%, 03/15/50	252	164,665
3.40%, 03/15/51	309	200,568
3.88%, 10/15/47	313	226,496
4.38%, 10/15/28	1,010	1,004,189
4.80%, 08/15/38	347	317,285
4.80%, 07/15/46	299	253,302
4.90%, 12/15/48	733	619,422
5.00%, 05/15/29(a)	40	40,612
5.13%, 05/15/31	40	40,666
5.25%, 02/15/34	565	564,181
5.40%, 03/15/33	265	269,475
5.60%, 02/15/54	275	254,046
6.13%, 11/15/41	167	169,490
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health Inc.
2.25%, 05/15/30	$470	$418,731
2.55%, 03/15/31	57	50,370
2.88%, 09/15/29	573	534,069
3.13%, 05/15/50(a)	125	78,837
3.60%, 03/15/51	215	146,844
3.65%, 12/01/27	972	954,406
3.70%, 09/15/49	210	146,101
4.10%, 03/01/28	556	551,093
4.10%, 05/15/32	390	367,564
4.38%, 12/01/47	296	235,182
4.55%, 03/01/48	199	160,498
4.55%, 05/15/52	96	76,271
4.63%, 05/15/42	288	245,559
4.65%, 01/15/43	286	244,390
4.65%, 08/15/44	243	205,255
4.75%, 02/15/30	160	160,531
4.75%, 02/15/33	227	220,884
4.95%, 11/01/31	195	195,377
5.10%, 01/15/44	214	191,048
5.13%, 02/15/53	80	69,538
5.15%, 06/15/29	160	162,981
5.20%, 02/15/35	245	243,578
5.38%, 06/15/34	235	235,439
5.50%, 10/15/32	330	338,615
5.65%, 06/15/54	68	63,491
5.70%, 02/15/55	140	131,723
5.85%, 01/15/36	199	204,466
5.85%, 11/01/64	190	178,833
5.95%, 12/15/34	159	165,712
6.10%, 10/15/52	50	49,636
6.38%, 06/15/37	142	149,525
HCA Inc.
2.38%, 07/15/31	40	34,216
3.50%, 09/01/30	232	216,232
3.50%, 07/15/51	407	260,991
3.63%, 03/15/32	134	121,599
4.13%, 06/15/29	729	710,019
4.50%, 02/15/27	667	664,987
4.63%, 03/15/52	376	294,660
5.13%, 06/15/39	301	276,185
5.25%, 06/15/26	579	579,574
5.25%, 06/15/49	501	432,963
5.45%, 04/01/31	15	15,267
5.45%, 09/15/34	20	19,830
5.50%, 06/01/33	594	599,443
5.50%, 06/15/47	404	366,029
5.60%, 04/01/34	130	130,619
5.75%, 03/01/35	60	60,519
5.88%, 02/01/29	230	237,380
5.90%, 06/01/53	185	173,375
5.95%, 09/15/54	131	123,460
6.00%, 04/01/54	185	175,532
6.10%, 04/01/64	163	153,952
6.20%, 03/01/55	120	117,104
Humana Inc.
3.13%, 08/15/29	200	186,239
3.95%, 08/15/49	173	120,059
4.63%, 12/01/42	224	181,654
4.80%, 03/15/47	227	181,335
4.88%, 04/01/30	59	58,690

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.95%, 10/01/44	$341	$284,920
5.38%, 04/15/31	100	100,639
5.55%, 05/01/35	300	294,580
5.75%, 04/15/54(a)	88	79,061
5.88%, 03/01/33	115	116,765
5.95%, 03/15/34(a)	400	406,042
ICON Investments Six DAC, 6.00%, 05/08/34	492	492,323
IQVIA Inc.
5.70%, 05/15/28(a)	522	531,070
6.25%, 02/01/29	185	191,991
Laboratory Corp. of America Holdings
2.70%, 06/01/31	505	448,605
2.95%, 12/01/29	100	93,008
3.60%, 09/01/27	100	98,252
4.35%, 04/01/30	35	34,351
4.55%, 04/01/32	110	107,519
4.70%, 02/01/45	436	368,552
4.80%, 10/01/34	70	67,177
Quest Diagnostics Inc.
2.80%, 06/30/31(a)	743	665,095
2.95%, 06/30/30	828	763,391
3.45%, 06/01/26	721	713,512
4.20%, 06/30/29	550	543,091
4.63%, 12/15/29	40	40,050
4.70%, 03/30/45(a)	201	170,449
5.00%, 12/15/34	95	93,248
UnitedHealth Group Inc.
2.00%, 05/15/30	30	26,428
2.30%, 05/15/31	100	86,751
2.75%, 05/15/40(a)	15	10,472
2.88%, 08/15/29	216	201,578
2.90%, 05/15/50	193	115,785
3.13%, 05/15/60	270	156,062
3.25%, 05/15/51(a)	366	233,187
3.50%, 08/15/39	85	66,666
3.70%, 08/15/49	192	134,323
3.75%, 10/15/47	180	128,984
3.85%, 06/15/28	161	157,980
3.88%, 12/15/28	135	131,965
3.88%, 08/15/59	329	221,917
3.95%, 10/15/42	130	102,359
4.00%, 05/15/29	260	254,122
4.20%, 05/15/32	560	532,226
4.20%, 01/15/47	161	124,442
4.25%, 01/15/29	465	459,464
4.25%, 03/15/43	25	20,329
4.25%, 04/15/47	219	171,424
4.25%, 06/15/48	330	255,075
4.38%, 03/15/42	35	29,244
4.45%, 12/15/48	269	213,997
4.50%, 04/15/33	395	376,736
4.60%, 04/15/27	90	90,184
4.63%, 07/15/35	248	234,548
4.63%, 11/15/41	200	173,129
4.75%, 07/15/26	145	145,356
4.75%, 07/15/45	515	439,423
4.75%, 05/15/52	255	209,248
4.80%, 01/15/30	140	140,739
4.95%, 01/15/32(a)	195	193,886
4.95%, 05/15/62	314	257,674
5.00%, 04/15/34	454	443,973
Security	Par (000)	Value
Health Care - Services (continued)
5.05%, 04/15/53	$5	$4,290
5.15%, 07/15/34	680	671,379
5.20%, 04/15/63	55	46,900
5.35%, 02/15/33	800	806,788
5.38%, 04/15/54	225	202,510
5.50%, 07/15/44	95	89,341
5.50%, 04/15/64	75	67,411
5.63%, 07/15/54	660	617,182
5.70%, 10/15/40	128	125,364
5.75%, 07/15/64	450	419,787
5.80%, 03/15/36	149	152,381
5.88%, 02/15/53	307	296,592
5.95%, 02/15/41	120	120,399
6.05%, 02/15/63	285	277,114
6.50%, 06/15/37	136	145,392
6.63%, 11/15/37	199	214,430
6.88%, 02/15/38	268	297,067
		39,965,219
Holding Companies - Diversified — 0.1%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	544	530,873
North Haven Private Income Fund LLC, 5.75%, 02/01/30	900	889,504
		1,420,377
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31	148	128,082
3.85%, 01/15/30	49	46,446
3.97%, 08/06/61(a)	72	50,142
6.00%, 01/15/43(a)	102	90,244
PulteGroup Inc.
6.00%, 02/15/35	137	140,364
6.38%, 05/15/33(a)	132	139,463
7.88%, 06/15/32	94	107,553
Toll Brothers Finance Corp., 4.35%, 02/15/28	357	352,906
		1,055,200
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	42	40,467
3.50%, 11/15/51	192	115,013
4.40%, 03/15/29(a)	195	187,068
		342,548
Household Products & Wares — 0.6%
Avery Dennison Corp.
2.25%, 02/15/32	262	218,255
2.65%, 04/30/30	146	132,155
4.88%, 12/06/28	67	67,594
5.75%, 03/15/33	302	309,581
Church & Dwight Co. Inc.
3.15%, 08/01/27	70	68,250
3.95%, 08/01/47	30	22,879
5.00%, 06/15/52	312	272,626
5.60%, 11/15/32	100	103,897
Clorox Co. (The)
1.80%, 05/15/30	1,492	1,302,587
3.10%, 10/01/27	1,116	1,084,074
3.90%, 05/15/28	967	957,359
4.40%, 05/01/29(a)	413	413,152
4.60%, 05/01/32	270	266,562

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp.
2.88%, 02/07/50(a)	$191	$121,040
3.10%, 03/26/30	91	86,051
3.20%, 04/25/29	949	914,271
3.90%, 05/04/47	165	125,341
3.95%, 11/01/28	366	363,395
5.30%, 03/01/41	183	177,280
6.63%, 08/01/37(a)	354	401,951
		7,408,300
Insurance — 2.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	65	77,534
Aegon Ltd., 5.50%, 04/11/48(b)	403	400,434
Aflac Inc.
3.60%, 04/01/30(a)	62	59,792
4.00%, 10/15/46	10	7,646
4.75%, 01/15/49	42	35,227
Alleghany Corp., 4.90%, 09/15/44	9	8,014
Allstate Corp. (The)
5.35%, 06/01/33	266	270,972
5.55%, 05/09/35	76	77,814
6.50%, 05/15/67(b)	205	204,280
American Financial Group Inc./OH
4.50%, 06/15/47	74	58,183
5.25%, 04/02/30(a)	5	5,116
American International Group Inc.
3.88%, 01/15/35	180	160,909
4.20%, 04/01/28	74	73,399
4.38%, 06/30/50	190	153,283
4.50%, 07/16/44	180	152,655
4.75%, 04/01/48	20	17,249
5.13%, 03/27/33	40	40,028
Aon Corp.
2.80%, 05/15/30	140	128,281
3.75%, 05/02/29	80	77,698
4.50%, 12/15/28	54	54,058
6.25%, 09/30/40	35	36,427
8.21%, 01/01/27	10	10,517
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31(a)	100	87,431
5.00%, 09/12/32	295	295,911
5.35%, 02/28/33	130	132,208
Aon Global Ltd., 4.75%, 05/15/45	12	10,236
Aon North America Inc., 5.75%, 03/01/54	295	282,258
Arch Capital Finance LLC, 5.03%, 12/15/46	160	139,533
Arch Capital Group Ltd.
3.64%, 06/30/50	145	102,225
7.35%, 05/01/34	34	38,625
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	32	28,831
Arthur J Gallagher & Co.
2.40%, 11/09/31	55	47,544
3.05%, 03/09/52	166	101,021
3.50%, 05/20/51	75	50,491
5.50%, 03/02/33	135	137,313
5.55%, 02/15/55	80	74,269
5.75%, 03/02/53	15	14,342
5.75%, 07/15/54(a)	170	161,678
6.75%, 02/15/54	110	118,787
Assurant Inc.
2.65%, 01/15/32	360	301,489
3.70%, 02/22/30(a)	329	309,253
4.90%, 03/27/28	66	66,069
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31	$55	$50,033
Athene Holding Ltd.
3.45%, 05/15/52	94	57,782
3.95%, 05/25/51(a)	31	21,100
4.13%, 01/12/28	56	55,070
6.15%, 04/03/30	137	143,837
6.65%, 02/01/33(a)	25	26,505
AXA SA, 8.60%, 12/15/30	1,514	1,784,624
Axis Specialty Finance LLC
3.90%, 07/15/29	52	50,000
4.90%, 01/15/40, (5-year CMT + 3.186%)(b)	120	113,711
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,043
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	20	17,361
2.88%, 03/15/32(a)	240	219,433
3.85%, 03/15/52	200	149,990
4.20%, 08/15/48	276	226,340
4.25%, 01/15/49	356	294,151
5.75%, 01/15/40	167	176,911
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	163	122,595
Brown & Brown Inc.
4.20%, 03/17/32	200	186,893
4.50%, 03/15/29	45	44,651
4.95%, 03/17/52(a)	34	28,101
Chubb Corp. (The)
6.00%, 05/11/37	115	122,216
Series 1, 6.50%, 05/15/38	151	166,549
Chubb INA Holdings LLC
1.38%, 09/15/30	10	8,598
2.85%, 12/15/51	116	71,798
3.05%, 12/15/61	143	84,808
4.15%, 03/13/43	45	37,269
4.35%, 11/03/45	215	179,705
6.70%, 05/15/36	44	48,906
Cincinnati Financial Corp., 6.13%, 11/01/34	55	57,967
CNO Financial Group Inc.
5.25%, 05/30/29	438	437,342
6.45%, 06/15/34	259	266,725
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	60	58,346
Enstar Group Ltd.
3.10%, 09/01/31	45	39,274
4.95%, 06/01/29	17	16,890
Equitable Holdings Inc.
4.35%, 04/20/28	287	284,998
5.00%, 04/20/48	196	168,039
6.70%, 03/28/55, (5-year CMT + 2.390%)(b)	15	15,170
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	197	118,173
3.50%, 10/15/50	35	22,999
4.87%, 06/01/44	30	25,849
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	25	22,851
5.63%, 08/16/32	125	126,952
Fidelity National Financial Inc., 2.45%, 03/15/31	52	44,568
First American Financial Corp., 4.00%, 05/15/30	385	362,174
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	500	466,118
2.90%, 09/15/51	245	149,164
3.60%, 08/19/49	66	47,031

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.30%, 04/15/43	$62	$51,086
4.40%, 03/15/48	113	92,481
5.95%, 10/15/36	461	475,688
6.10%, 10/01/41	153	155,027
Jackson Financial Inc.
3.13%, 11/23/31	126	109,395
4.00%, 11/23/51	80	52,851
Kemper Corp., 3.80%, 02/23/32	15	13,418
Lincoln National Corp.
3.40%, 01/15/31	55	50,445
3.63%, 12/12/26	41	40,383
3.80%, 03/01/28(a)	80	78,202
4.35%, 03/01/48	49	38,059
6.30%, 10/09/37	55	56,413
7.00%, 06/15/40	48	52,485
Loews Corp., 6.00%, 02/01/35(a)	35	37,493
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(b)	431	424,398
5.38%, 03/04/46	248	236,743
Markel Group Inc.
3.35%, 09/17/29	17	16,194
3.45%, 05/07/52	100	65,226
4.15%, 09/17/50	59	43,815
5.00%, 05/20/49	47	39,868
6.00%, 05/16/54	106	103,167
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	227	201,277
4.20%, 03/01/48	159	126,645
4.35%, 01/30/47	221	181,752
4.38%, 03/15/29	638	638,036
4.55%, 11/08/27	125	125,484
4.65%, 03/15/30	240	241,034
4.85%, 11/15/31	190	190,757
4.90%, 03/15/49	231	202,929
5.00%, 03/15/35	305	300,195
5.35%, 11/15/44	110	104,773
5.40%, 09/15/33	10	10,239
5.40%, 03/15/55	495	462,405
5.88%, 08/01/33	389	409,470
MetLife Inc.
4.05%, 03/01/45	249	199,345
4.13%, 08/13/42	206	169,439
4.55%, 03/23/30	89	89,582
4.60%, 05/13/46	169	146,712
4.72%, 12/15/44	165	143,201
4.88%, 11/13/43	239	214,589
5.30%, 12/15/34(a)	132	133,660
5.38%, 07/15/33(a)	15	15,445
5.70%, 06/15/35(a)	88	91,587
5.88%, 02/06/41	150	153,047
6.38%, 06/15/34	84	91,594
6.40%, 12/15/66	529	534,252
6.50%, 12/15/32(a)	80	88,721
10.75%, 08/01/69	334	436,271
Munich Re America Corp., Series B, 7.45%, 12/15/26	1,296	1,358,538
Principal Financial Group Inc.
3.10%, 11/15/26	36	35,250
3.70%, 05/15/29	67	64,777
4.30%, 11/15/46	137	111,096
Security	Par (000)	Value
Insurance (continued)
4.35%, 05/15/43	$148	$123,099
4.63%, 09/15/42	112	97,306
6.05%, 10/15/36	148	155,262
Progressive Corp. (The)
2.45%, 01/15/27	64	62,164
3.00%, 03/15/32	110	98,994
3.20%, 03/26/30	5	4,742
3.70%, 01/26/45	75	56,890
3.95%, 03/26/50	121	92,066
4.00%, 03/01/29	50	49,452
4.13%, 04/15/47	217	172,125
4.20%, 03/15/48	142	114,103
4.35%, 04/25/44	122	101,655
4.95%, 06/15/33	60	60,515
6.25%, 12/01/32	65	70,616
6.63%, 03/01/29	35	37,639
Prudential Financial Inc.
2.10%, 03/10/30(a)	77	69,447
3.00%, 03/10/40	40	29,414
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)(b)	190	171,599
3.70%, 03/13/51	325	231,781
3.88%, 03/27/28	160	158,302
3.91%, 12/07/47	146	110,561
3.94%, 12/07/49	234	174,424
4.35%, 02/25/50	231	186,249
4.42%, 03/27/48	37	30,126
4.50%, 09/15/47(a)(b)	173	169,310
4.60%, 05/15/44	262	224,158
5.13%, 03/01/52, (5-year CMT + 3.162%)(b)	220	210,840
5.20%, 03/14/35(a)	150	149,277
5.70%, 12/14/36	215	221,220
5.70%, 09/15/48(b)	78	77,894
5.75%, 07/15/33(a)	196	205,730
6.00%, 09/01/52, (5-year CMT + 3.234%)(b)	305	304,777
6.50%, 03/15/54, (5-year CMT + 2.404%)(b)	260	265,276
6.63%, 12/01/37	253	277,405
6.63%, 06/21/40	171	188,148
6.75%, 03/01/53, (5-year CMT + 2.848%)(b)	82	85,341
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	169	158,984
3.63%, 03/24/32	497	456,007
Reinsurance Group of America Inc.
3.90%, 05/15/29	41	39,939
6.00%, 09/15/33	50	51,658
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	5	5,072
Selective Insurance Group Inc.
5.38%, 03/01/49	50	43,867
5.90%, 04/15/35	50	50,102
Stewart Information Services Corp., 3.60%, 11/15/31	433	383,657
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,124
Travelers Companies Inc. (The)
2.55%, 04/27/50	44	25,674
3.75%, 05/15/46	86	65,152
4.00%, 05/30/47	253	197,166
4.05%, 03/07/48	222	173,538
4.10%, 03/04/49	160	125,422
4.30%, 08/25/45	159	131,173
4.60%, 08/01/43	185	159,477
5.35%, 11/01/40	248	243,226
6.25%, 06/15/37	266	288,629

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.75%, 06/20/36	$149	$167,511
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	257	283,317
Unum Group
4.00%, 06/15/29	25	24,321
4.13%, 06/15/51	65	47,004
4.50%, 12/15/49	60	46,261
5.75%, 08/15/42	75	71,270
Willis North America Inc.
2.95%, 09/15/29	161	149,971
3.88%, 09/15/49	152	108,858
4.50%, 09/15/28	103	102,645
5.05%, 09/15/48	126	108,246
5.35%, 05/15/33	20	20,127
5.90%, 03/05/54	255	245,389
XL Group Ltd., 5.25%, 12/15/43	370	349,035
		30,560,308
Internet — 0.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	251	220,742
2.70%, 02/09/41	60	41,179
3.15%, 02/09/51	333	214,095
3.25%, 02/09/61	243	147,905
4.00%, 12/06/37	200	174,199
4.20%, 12/06/47	279	221,417
4.40%, 12/06/57	235	185,077
4.50%, 11/28/34	206	196,189
5.63%, 11/26/54(c)	30	28,974
Alphabet Inc.
2.05%, 08/15/50	168	91,270
2.25%, 08/15/60(a)	208	108,608
Amazon.com Inc.
2.50%, 06/03/50	563	330,825
2.70%, 06/03/60	955	535,173
3.10%, 05/12/51	577	381,365
3.25%, 05/12/61	442	281,091
3.88%, 08/22/37	438	389,553
3.95%, 04/13/52	490	378,929
4.05%, 08/22/47	581	472,108
4.10%, 04/13/62	245	186,978
4.25%, 08/22/57	653	521,819
4.70%, 12/01/32	210	211,826
4.80%, 12/05/34(a)	300	302,433
4.95%, 12/05/44	260	245,956
Baidu Inc., 2.38%, 08/23/31	200	176,644
Booking Holdings Inc., 4.63%, 04/13/30	36	36,180
eBay Inc.
2.70%, 03/11/30	70	64,261
3.65%, 05/10/51	369	256,639
4.00%, 07/15/42	264	208,166
Meta Platforms Inc.
4.45%, 08/15/52	105	86,750
4.65%, 08/15/62	422	347,731
5.40%, 08/15/54	30	28,514
5.55%, 08/15/64	455	435,496
5.75%, 05/15/63	81	80,173
		7,588,265
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55(a)	472	276,869
Security	Par (000)	Value
Iron & Steel (continued)
3.95%, 05/01/28	$10	$9,922
4.40%, 05/01/48	65	52,457
5.20%, 08/01/43(a)	225	211,920
6.40%, 12/01/37	213	230,364
Steel Dynamics Inc.
3.25%, 10/15/50	136	86,290
3.45%, 04/15/30	36	33,846
5.25%, 05/15/35	75	73,742
5.38%, 08/15/34(a)	30	29,945
5.75%, 05/15/55	80	75,337
		1,080,692
Leisure Time — 0.0%
Brunswick Corp.
4.40%, 09/15/32(a)	92	83,347
5.10%, 04/01/52	142	104,852
Harley-Davidson Inc., 4.63%, 07/28/45(a)	441	345,277
		533,476
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29	62	57,975
3.70%, 01/15/31	77	70,172
5.85%, 08/01/34	210	206,502
Hyatt Hotels Corp., 5.75%, 04/23/30	81	82,470
Marriott International Inc./MD
5.55%, 10/15/28	20	20,617
Series AA, 4.65%, 12/01/28	80	80,147
Series FF, 4.63%, 06/15/30	262	259,998
Series GG, 3.50%, 10/15/32	237	211,535
Sands China Ltd.
2.85%, 03/08/29	380	344,594
3.25%, 08/08/31	394	341,505
4.38%, 06/18/30	166	156,205
5.40%, 08/08/28	455	453,933
		2,285,653
Machinery — 1.9%
ABB Finance USA Inc.
3.80%, 04/03/28(a)	1,605	1,590,162
4.38%, 05/08/42	210	179,600
AGCO Corp., 5.80%, 03/21/34(a)	552	553,727
Caterpillar Financial Services Corp.
2.40%, 08/09/26	591	577,800
4.40%, 03/03/28	50	50,221
4.45%, 10/16/26	30	30,093
4.50%, 01/07/27	25	25,117
4.70%, 11/15/29(a)	40	40,516
Caterpillar Inc.
2.60%, 04/09/30	18	16,636
3.25%, 09/19/49	62	42,495
3.25%, 04/09/50(a)	70	47,808
3.80%, 08/15/42	231	186,690
4.30%, 05/15/44	121	102,511
4.75%, 05/15/64	583	492,477
5.20%, 05/15/35	125	125,485
5.20%, 05/27/41	205	199,851
5.30%, 09/15/35	130	133,047
6.05%, 08/15/36	140	151,097
CNH Industrial Capital LLC
1.45%, 07/15/26	1,065	1,026,388
4.50%, 10/08/27	40	39,913
4.55%, 04/10/28	900	897,525

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.75%, 03/21/28	$85	$85,157
5.10%, 04/20/29	590	597,313
5.50%, 01/12/29	656	672,732
CNH Industrial NV, 3.85%, 11/15/27	1,993	1,970,681
Deere & Co.
2.88%, 09/07/49	135	86,468
3.10%, 04/15/30(a)	27	25,424
3.75%, 04/15/50	104	78,674
3.90%, 06/09/42	39	32,377
5.45%, 01/16/35	100	102,490
5.70%, 01/19/55	220	221,407
7.13%, 03/03/31	130	147,229
Dover Corp.
2.95%, 11/04/29	40	37,196
5.38%, 10/15/35(a)	125	127,210
5.38%, 03/01/41	15	14,219
Flowserve Corp.
2.80%, 01/15/32	30	25,453
3.50%, 10/01/30	309	285,413
IDEX Corp., 2.63%, 06/15/31	265	232,625
Ingersoll Rand Inc., 5.70%, 06/15/54	5	4,815
John Deere Capital Corp.
1.75%, 03/09/27	57	54,582
2.25%, 09/14/26	38	37,005
2.45%, 01/09/30	30	27,607
2.80%, 07/18/29(a)	55	51,861
3.05%, 01/06/28	70	68,053
3.45%, 03/07/29(a)	10	9,693
3.90%, 06/07/32	255	242,211
4.35%, 09/15/32(a)	240	234,282
4.50%, 01/08/27	50	50,272
4.95%, 07/14/28	20	20,408
5.10%, 04/11/34(a)	197	198,048
5.15%, 09/08/26	25	25,270
5.15%, 09/08/33	290	295,290
Series 1, 5.05%, 06/12/34	634	634,120
nVent Finance SARL, 4.55%, 04/15/28	57	56,788
Oshkosh Corp.
3.10%, 03/01/30	1,268	1,167,715
4.60%, 05/15/28	1,217	1,211,853
Otis Worldwide Corp.
3.36%, 02/15/50	89	59,566
5.25%, 08/16/28	55	56,391
Rockwell Automation Inc.
2.80%, 08/15/61	205	114,308
3.50%, 03/01/29(a)	35	33,948
4.20%, 03/01/49	92	73,710
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	10	9,832
4.70%, 09/15/28	51	51,141
Xylem Inc./New York
1.95%, 01/30/28	1,770	1,665,198
2.25%, 01/30/31(a)	1,626	1,423,554
3.25%, 11/01/26(a)	2,071	2,035,857
		21,164,605
Manufacturing — 1.0%
3M Co.
2.25%, 09/19/26	2,015	1,959,294
2.38%, 08/26/29	318	292,577
2.88%, 10/15/27	2,690	2,594,859
3.05%, 04/15/30	498	464,301
Security	Par (000)	Value
Manufacturing (continued)
3.63%, 09/14/28	$1,225	$1,196,317
4.80%, 03/15/30	100	100,764
5.15%, 03/15/35	390	385,779
5.70%, 03/15/37	15	15,383
Carlisle Companies Inc.
2.75%, 03/01/30	242	222,106
3.75%, 12/01/27	26	25,461
Eaton Corp.
3.10%, 09/15/27	56	54,719
3.92%, 09/15/47	11	8,515
4.00%, 11/02/32	149	141,548
4.15%, 11/02/42	186	155,391
4.70%, 08/23/52(a)	60	51,835
Illinois Tool Works Inc.
2.65%, 11/15/26	40	39,195
3.90%, 09/01/42	114	91,887
4.88%, 09/15/41	15	13,822
Parker-Hannifin Corp.
3.25%, 06/14/29	43	41,161
4.00%, 06/14/49	212	162,154
4.10%, 03/01/47	58	45,348
4.20%, 11/21/34(a)	61	57,135
4.45%, 11/21/44	66	55,379
6.25%, 05/15/38	72	77,090
Pentair Finance SARL
4.50%, 07/01/29	801	789,051
5.90%, 07/15/32	530	546,496
Teledyne Technologies Inc.
2.25%, 04/01/28	217	204,687
2.75%, 04/01/31	1,876	1,669,603
Textron Inc.
3.00%, 06/01/30	27	24,696
3.65%, 03/15/27	10	9,841
		11,496,394
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	395	253,114
3.85%, 04/01/61	367	225,908
3.90%, 06/01/52	448	295,044
3.95%, 06/30/62	261	161,389
4.40%, 04/01/33	185	170,481
4.40%, 12/01/61	400	269,389
4.80%, 03/01/50	418	322,636
5.13%, 07/01/49	171	137,526
5.25%, 04/01/53(a)	199	163,651
5.38%, 04/01/38	93	85,602
5.38%, 05/01/47	561	470,431
5.50%, 04/01/63	224	183,228
5.75%, 04/01/48	481	421,478
6.38%, 10/23/35	514	527,873
6.48%, 10/23/45	645	619,269
6.83%, 10/23/55	201	199,929
Comcast Corp.
2.45%, 08/15/52	432	228,652
2.65%, 08/15/62	297	150,545
2.80%, 01/15/51	115	67,155
2.89%, 11/01/51	681	404,954
2.94%, 11/01/56	1,009	575,308
2.99%, 11/01/63	923	508,438
3.20%, 07/15/36	104	85,319

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.25%, 11/01/39	$114	$86,948
3.40%, 07/15/46	206	142,750
3.45%, 02/01/50	306	205,231
3.75%, 04/01/40	61	49,374
3.90%, 03/01/38	55	46,533
3.97%, 11/01/47	358	267,959
4.00%, 08/15/47	206	155,053
4.00%, 03/01/48	199	149,614
4.00%, 11/01/49	442	327,267
4.05%, 11/01/52	424	311,234
4.15%, 10/15/28	55	54,660
4.25%, 01/15/33	55	52,322
4.60%, 10/15/38	185	167,523
4.60%, 08/15/45(a)	221	186,420
4.65%, 07/15/42	365	316,402
4.70%, 10/15/48	511	428,326
4.75%, 03/01/44	225	194,556
4.95%, 10/15/58	428	357,799
5.50%, 05/15/64(a)	184	167,451
5.65%, 06/15/35	5	5,151
6.45%, 03/15/37	408	439,573
6.50%, 11/15/35	240	262,631
6.55%, 07/01/39	70	76,152
6.95%, 08/15/37	231	258,884
7.05%, 03/15/33	100	112,612
Discovery Communications LLC
3.95%, 03/20/28	196	187,044
4.00%, 09/15/55	91	49,939
4.13%, 05/15/29	50	46,468
4.65%, 05/15/50	19	11,862
5.00%, 09/20/37	164	129,100
5.20%, 09/20/47	301	210,149
5.30%, 05/15/49(a)	84	58,642
6.35%, 06/01/40	251	214,595
FactSet Research Systems Inc., 3.45%, 03/01/32	145	130,839
Fox Corp.
4.71%, 01/25/29	36	36,086
5.48%, 01/25/39	229	218,688
5.58%, 01/25/49(a)	384	351,910
6.50%, 10/13/33	20	21,407
Grupo Televisa SAB
5.00%, 05/13/45	200	134,083
5.25%, 05/24/49	157	105,449
6.13%, 01/31/46	200	154,577
6.63%, 01/15/40	135	119,272
NBCUniversal Media LLC
4.45%, 01/15/43	135	113,249
5.95%, 04/01/41	115	116,039
6.40%, 04/30/40	60	63,958
Paramount Global
2.90%, 01/15/27	20	19,405
4.20%, 06/01/29	42	40,591
4.20%, 05/19/32	82	73,865
4.38%, 03/15/43	216	157,560
4.60%, 01/15/45	98	71,959
4.85%, 07/01/42	115	89,651
4.90%, 08/15/44(a)	49	36,543
4.95%, 01/15/31	274	265,389
4.95%, 05/19/50	205	154,738
5.25%, 04/01/44	104	79,916
5.50%, 05/15/33	198	188,969
Security	Par (000)	Value
Media (continued)
5.85%, 09/01/43	$286	$245,784
5.90%, 10/15/40	67	59,652
6.88%, 04/30/36	243	247,217
7.88%, 07/30/30	64	70,529
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	255	292,838
Time Warner Cable LLC
5.50%, 09/01/41	198	173,740
5.88%, 11/15/40	238	222,141
6.55%, 05/01/37	300	301,531
6.75%, 06/15/39	286	288,737
7.30%, 07/01/38	313	332,774
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	231	152,103
4.13%, 06/01/44	261	211,888
4.38%, 08/16/41(a)	175	150,770
Series B, 7.00%, 03/01/32(a)	10	11,337
Series E, 4.13%, 12/01/41	118	98,035
Walt Disney Co. (The)
2.00%, 09/01/29	16	14,581
2.75%, 09/01/49	496	304,138
3.38%, 11/15/26	8	7,907
3.60%, 01/13/51	540	388,135
3.70%, 03/23/27	10	9,957
3.80%, 05/13/60	727	512,741
4.63%, 03/23/40(a)	30	27,970
4.70%, 03/23/50(a)	420	364,387
4.75%, 09/15/44	110	97,354
4.75%, 11/15/46	173	150,885
4.95%, 10/15/45	194	174,761
5.40%, 10/01/43	244	239,041
6.15%, 03/01/37	55	58,927
6.15%, 02/15/41	109	114,730
6.20%, 12/15/34(a)	10	10,989
6.40%, 12/15/35	25	27,710
6.55%, 03/15/33	46	51,301
6.65%, 11/15/37	173	194,713
7.75%, 12/01/45	225	275,374
		20,886,363
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc.
5.00%, 10/01/44	40	35,019
5.25%, 10/01/54	100	87,288
		122,307
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	273	258,204
3.75%, 10/01/30	250	230,945
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42	300	249,719
Freeport-McMoRan Inc.
5.40%, 11/14/34	230	229,485
5.45%, 03/15/43	305	282,131
Kinross Gold Corp., 4.50%, 07/15/27	278	277,454
Newmont Corp.
2.25%, 10/01/30(a)	107	95,553
2.60%, 07/15/32	216	188,574
2.80%, 10/01/29	118	110,764
4.88%, 03/15/42	392	355,381
5.45%, 06/09/44	38	35,996
6.25%, 10/01/39(a)	291	309,484

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	$10	$7,806
Rio Tinto Alcan Inc.
5.75%, 06/01/35	92	96,623
6.13%, 12/15/33(a)	227	242,810
7.25%, 03/15/31	112	126,133
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	211	124,048
5.20%, 11/02/40	231	221,613
7.13%, 07/15/28	40	43,143
Rio Tinto Finance USA PLC
4.13%, 08/21/42	120	98,822
4.75%, 03/22/42	182	161,590
5.13%, 03/09/53	143	127,468
5.88%, 03/14/65	260	253,023
Southern Copper Corp.
5.25%, 11/08/42	71	64,112
5.88%, 04/23/45	255	242,698
6.75%, 04/16/40	131	139,040
7.50%, 07/27/35	184	206,431
		4,779,050
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	327	310,403
3.57%, 12/01/31	388	352,091
4.25%, 04/01/28	135	132,824
		795,318
Oil & Gas — 2.7%
APA Corp.
5.35%, 07/01/49(c)	46	34,954
6.10%, 02/15/35(c)	10	9,429
BP Capital Markets America Inc.
2.77%, 11/10/50	362	214,726
2.94%, 06/04/51	386	235,467
3.00%, 02/24/50	536	335,953
3.00%, 03/17/52(a)	170	103,873
3.02%, 01/16/27	40	39,189
3.38%, 02/08/61(a)	823	511,802
3.59%, 04/14/27(a)	30	29,623
3.63%, 04/06/30	125	120,087
3.94%, 09/21/28	118	116,238
4.23%, 11/06/28	140	139,250
BP Capital Markets PLC
3.28%, 09/19/27	68	66,452
3.72%, 11/28/28(a)	55	53,734
Burlington Resources LLC
5.95%, 10/15/36	165	169,847
7.20%, 08/15/31	255	286,502
Chevron Corp., 3.08%, 05/11/50	298	194,386
Chevron USA Inc.
2.34%, 08/12/50(a)	273	151,179
5.25%, 11/15/43	75	71,365
ConocoPhillips Co.
4.03%, 03/15/62	420	291,488
4.30%, 11/15/44	242	195,227
4.70%, 01/15/30	365	366,836
4.85%, 01/15/32	185	184,644
4.88%, 10/01/47	35	29,884
5.00%, 01/15/35	360	352,198
5.05%, 09/15/33	35	35,019
Security	Par (000)	Value
Oil & Gas (continued)
5.50%, 01/15/55(a)	$270	$249,014
5.65%, 01/15/65	270	249,006
5.70%, 09/15/63	130	119,711
5.90%, 10/15/32	252	268,008
5.90%, 05/15/38	375	384,963
5.95%, 03/15/46	150	150,440
6.50%, 02/01/39	491	533,722
6.95%, 04/15/29	312	338,387
Devon Energy Corp.
4.75%, 05/15/42	130	104,862
5.00%, 06/15/45	126	101,814
5.60%, 07/15/41	266	238,485
7.88%, 09/30/31	64	72,521
7.95%, 04/15/32	61	68,788
Diamondback Energy Inc.
3.50%, 12/01/29	479	453,295
4.25%, 03/15/52	140	102,331
4.40%, 03/24/51(a)	93	69,682
5.55%, 04/01/35	125	123,443
5.75%, 04/18/54	205	183,820
5.90%, 04/18/64	381	340,842
6.25%, 03/15/53	101	96,466
Eni USA Inc., 7.30%, 11/15/27	235	248,775
EOG Resources Inc.
3.90%, 04/01/35	62	56,016
4.38%, 04/15/30	53	52,466
4.95%, 04/15/50	238	205,617
EQT Corp.
5.00%, 01/15/29	240	240,015
5.75%, 02/01/34(a)	218	219,545
7.00%, 02/01/30	361	386,691
Exxon Mobil Corp.
3.10%, 08/16/49	413	268,698
3.45%, 04/15/51	668	460,619
3.48%, 03/19/30	25	24,154
4.11%, 03/01/46	375	300,074
4.23%, 03/19/40	337	295,219
4.33%, 03/19/50	540	437,212
Hess Corp.
4.30%, 04/01/27	1,488	1,482,319
5.60%, 02/15/41	63	61,117
6.00%, 01/15/40	101	103,852
7.13%, 03/15/33	418	465,069
7.30%, 08/15/31	607	679,502
7.88%, 10/01/29	562	629,362
HF Sinclair Corp., 6.25%, 01/15/35	10	9,859
Marathon Petroleum Corp.
3.80%, 04/01/28	205	200,775
4.50%, 04/01/48	78	57,720
4.75%, 09/15/44	124	99,895
5.00%, 09/15/54(a)	45	35,142
6.50%, 03/01/41	316	320,879
Occidental Petroleum Corp.
4.40%, 04/15/46(a)	91	64,561
6.05%, 10/01/54	102	88,665
6.13%, 01/01/31	134	136,437
6.20%, 03/15/40	170	158,719
6.45%, 09/15/36	390	382,675
6.60%, 03/15/46	193	183,305
6.63%, 09/01/30	89	92,650
7.50%, 05/01/31	225	242,297

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 09/15/31	$55	$60,558
7.95%, 06/15/39	77	83,388
8.88%, 07/15/30	40	45,062
Ovintiv Inc.
5.65%, 05/15/28	167	170,219
6.25%, 07/15/33	164	164,446
6.50%, 08/15/34	236	236,834
6.50%, 02/01/38	262	254,255
6.63%, 08/15/37(a)	105	102,667
7.10%, 07/15/53(a)	5	4,889
7.20%, 11/01/31	554	587,754
7.38%, 11/01/31	772	824,584
8.13%, 09/15/30	245	273,336
Phillips 66
3.30%, 03/15/52	104	64,773
3.90%, 03/15/28	86	84,692
4.65%, 11/15/34(a)	283	265,312
4.88%, 11/15/44	387	325,135
5.88%, 05/01/42	282	274,015
Phillips 66 Co.
4.95%, 03/15/35	90	85,755
5.30%, 06/30/33	295	293,878
5.50%, 03/15/55(a)	135	118,915
5.65%, 06/15/54	140	126,292
Shell Finance U.S. Inc.
3.25%, 04/06/50(a)	380	251,994
4.00%, 05/10/46	210	163,258
4.13%, 05/11/35(a)	647	600,892
4.38%, 05/11/45	310	256,265
Shell International Finance BV
3.00%, 11/26/51	310	193,905
3.13%, 11/07/49(a)	270	175,039
3.25%, 04/06/50	25	16,402
4.00%, 05/10/46	30	23,637
4.13%, 05/11/35(a)	25	24,037
4.38%, 05/11/45	15	12,416
6.38%, 12/15/38	542	588,449
TotalEnergies Capital International SA
2.83%, 01/10/30	210	197,340
2.99%, 06/29/41	62	44,357
3.13%, 05/29/50	682	437,395
3.39%, 06/29/60	562	354,088
3.46%, 02/19/29(a)	76	73,887
3.46%, 07/12/49	238	163,134
TotalEnergies Capital SA
3.88%, 10/11/28	218	215,916
5.15%, 04/05/34	235	236,899
5.28%, 09/10/54	35	31,845
5.43%, 09/10/64	190	172,784
5.49%, 04/05/54(a)	484	452,156
5.64%, 04/05/64	382	357,765
Valero Energy Corp.
3.40%, 09/15/26	35	34,507
3.65%, 12/01/51(a)	244	159,621
4.00%, 04/01/29	86	83,877
4.00%, 06/01/52(a)	59	40,529
4.35%, 06/01/28	71	70,585
4.90%, 03/15/45	83	70,415
5.15%, 02/15/30	35	35,402
6.63%, 06/15/37	491	515,248
7.50%, 04/15/32	275	309,292
Security	Par (000)	Value
Oil & Gas (continued)
Woodside Finance Ltd.
5.10%, 09/12/34	$1,530	$1,438,316
5.40%, 05/19/30	800	801,707
5.70%, 09/12/54(a)	180	156,492
		30,485,463
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	439	411,746
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	755	711,126
3.34%, 12/15/27	1,618	1,582,552
4.08%, 12/15/47	164	123,307
Halliburton Co.
2.92%, 03/01/30(a)	336	308,546
4.50%, 11/15/41	122	100,857
4.75%, 08/01/43	85	71,542
4.85%, 11/15/35	357	336,505
5.00%, 11/15/45	385	330,967
6.70%, 09/15/38(a)	118	126,802
7.45%, 09/15/39	204	232,489
NOV Inc.
3.60%, 12/01/29(a)	322	306,262
3.95%, 12/01/42(a)	142	102,109
Schlumberger Investment SA, 2.65%, 06/26/30	489	443,600
		5,188,410
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
4.50%, 05/15/28	88	87,423
5.63%, 05/26/33	155	157,931
Amcor Flexibles North America Inc.
2.63%, 06/19/30	17	15,248
2.69%, 05/25/31	20	17,661
AptarGroup Inc., 3.60%, 03/15/32	15	13,707
Berry Global Inc., 5.65%, 01/15/34	369	371,580
Packaging Corp. of America, 4.05%, 12/15/49	14	10,332
Smurfit Kappa Treasury ULC
5.44%, 04/03/34	319	320,084
5.78%, 04/03/54	255	242,914
Sonoco Products Co.
3.13%, 05/01/30	39	35,844
5.75%, 11/01/40(a)	115	111,595
WestRock MWV LLC, 8.20%, 01/15/30	93	105,743
WRKCo Inc.
3.00%, 06/15/33(a)	205	176,092
4.20%, 06/01/32	60	56,613
		1,722,767
Pharmaceuticals — 3.9%
AbbVie Inc.
4.05%, 11/21/39	570	487,005
4.25%, 11/14/28	94	93,952
4.25%, 11/21/49	1,110	889,863
4.30%, 05/14/36(a)	377	349,156
4.40%, 11/06/42	550	472,679
4.45%, 05/14/46	492	412,502
4.50%, 05/14/35	738	702,013
4.70%, 05/14/45	738	647,909
4.85%, 06/15/44	74	66,392
4.88%, 03/15/30	170	172,841
4.88%, 11/14/48	398	351,439
5.20%, 03/15/35	170	170,847

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.40%, 03/15/54	$167	$158,426
5.50%, 03/15/64	490	465,552
5.60%, 03/15/55	170	165,936
Astrazeneca Finance LLC
4.88%, 03/03/33(a)	398	399,823
5.00%, 02/26/34	35	35,204
AstraZeneca PLC
3.13%, 06/12/27	845	828,687
4.00%, 01/17/29	540	535,163
4.00%, 09/18/42	255	211,231
4.38%, 11/16/45(a)	326	277,237
4.38%, 08/17/48(a)	150	125,462
6.45%, 09/15/37	748	824,735
Becton Dickinson & Co.
3.70%, 06/06/27	947	932,420
4.67%, 06/06/47	474	394,610
4.69%, 12/15/44	316	267,007
Bristol-Myers Squibb Co.
2.55%, 11/13/50	409	231,022
3.25%, 08/01/42	293	213,399
3.70%, 03/15/52	276	195,604
3.90%, 03/15/62	333	230,956
4.25%, 10/26/49	778	613,030
4.35%, 11/15/47	350	284,431
4.50%, 03/01/44	220	187,650
4.55%, 02/20/48	262	219,478
4.63%, 05/15/44	20	17,279
5.00%, 08/15/45	201	181,918
5.55%, 02/22/54	652	618,839
5.65%, 02/22/64(a)	427	404,771
6.25%, 11/15/53	88	91,619
6.40%, 11/15/63	245	257,626
Cardinal Health Inc.
3.41%, 06/15/27	1,309	1,283,283
4.37%, 06/15/47	177	140,114
4.60%, 03/15/43	89	73,850
4.90%, 09/15/45	204	174,076
5.00%, 11/15/29	65	65,750
5.35%, 11/15/34	530	528,494
5.45%, 02/15/34	755	762,545
5.75%, 11/15/54	105	99,983
Cencora Inc.
2.70%, 03/15/31	135	120,522
2.80%, 05/15/30	10	9,191
3.45%, 12/15/27	10	9,755
4.25%, 03/01/45	317	251,977
4.30%, 12/15/47	145	114,237
5.13%, 02/15/34	547	544,607
CVS Health Corp.
3.63%, 04/01/27	25	24,577
4.13%, 04/01/40	15	12,126
4.25%, 04/01/50	51	37,243
4.30%, 03/25/28	905	894,721
4.78%, 03/25/38	1,020	906,627
4.88%, 07/20/35	205	191,113
5.05%, 03/25/48	1,605	1,338,123
5.13%, 07/20/45	813	697,414
5.25%, 02/21/33	374	368,515
5.30%, 06/01/33	55	54,258
5.30%, 12/05/43	247	216,444
5.63%, 02/21/53	345	306,881
Security	Par (000)	Value
Pharmaceuticals (continued)
5.88%, 06/01/53(a)	$165	$151,857
6.00%, 06/01/63	309	284,142
6.13%, 09/15/39(a)	206	205,837
Eli Lilly & Co.
2.25%, 05/15/50	110	60,845
2.50%, 09/15/60(a)	645	343,777
3.38%, 03/15/29	42	40,814
3.70%, 03/01/45	206	160,893
3.95%, 05/15/47	200	158,505
3.95%, 03/15/49	435	338,490
4.15%, 03/15/59	474	365,143
4.95%, 02/27/63	68	59,842
5.00%, 02/09/54	124	112,328
5.10%, 02/09/64	320	288,904
5.20%, 08/14/64	105	96,813
5.55%, 03/15/37(a)	142	148,470
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10	9,914
4.20%, 03/18/43	90	75,310
4.50%, 04/15/30	50	49,969
4.88%, 04/15/35	50	49,046
5.38%, 04/15/34	95	97,426
6.38%, 05/15/38	604	658,831
Johnson & Johnson
2.45%, 09/01/60	706	376,467
3.50%, 01/15/48	140	104,738
3.70%, 03/01/46	338	267,113
3.75%, 03/03/47	297	233,846
4.38%, 12/05/33(a)	32	31,589
4.50%, 09/01/40(a)	166	154,983
4.50%, 12/05/43(a)	202	183,286
4.85%, 05/15/41	183	174,984
4.95%, 05/15/33	32	32,726
5.85%, 07/15/38	216	232,255
5.95%, 08/15/37	203	220,764
McKesson Corp.
4.65%, 05/30/30	100	100,134
4.95%, 05/30/32	100	100,294
5.10%, 07/15/33	699	707,498
5.25%, 05/30/35	100	100,289
Mead Johnson Nutrition Co.
4.60%, 06/01/44	260	220,372
5.90%, 11/01/39(a)	245	252,474
Merck & Co. Inc.
2.45%, 06/24/50	75	42,594
2.75%, 12/10/51	309	184,860
2.90%, 12/10/61	776	437,850
3.40%, 03/07/29	35	33,904
3.60%, 09/15/42	300	232,112
3.70%, 02/10/45	629	484,882
3.90%, 03/07/39	27	23,216
4.00%, 03/07/49	222	172,231
4.15%, 05/18/43	427	355,170
4.30%, 05/17/30(a)	25	24,884
4.50%, 05/17/33(a)	265	260,496
5.15%, 05/17/63	310	278,217
6.50%, 12/01/33(a)	302	336,561
6.55%, 09/15/37	147	163,737
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	205	216,339
5.95%, 12/01/28	25	26,370

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan Inc., 5.20%, 04/15/48	$99	$74,466
Novartis Capital Corp.
2.75%, 08/14/50	257	159,200
4.00%, 09/18/31	60	58,381
4.00%, 11/20/45	210	170,306
4.20%, 09/18/34	180	170,337
4.40%, 05/06/44	81	70,374
4.70%, 09/18/54(a)	435	377,763
Pfizer Inc.
2.70%, 05/28/50(a)	588	353,276
4.00%, 12/15/36	75	67,698
4.00%, 03/15/49	343	262,806
4.13%, 12/15/46	226	180,539
4.20%, 09/15/48	222	177,490
4.40%, 05/15/44	30	25,550
7.20%, 03/15/39	222	258,889
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	686	674,666
5.30%, 05/19/53	852	780,434
5.34%, 05/19/63	1,258	1,132,458
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	431	273,255
3.38%, 07/09/60	452	276,915
5.00%, 11/26/28	150	151,854
5.65%, 07/05/44	200	193,367
5.80%, 07/05/64	200	188,134
Utah Acquisition Sub Inc., 5.25%, 06/15/46	109	84,205
Viatris Inc., 4.00%, 06/22/50	507	324,723
Zoetis Inc.
2.00%, 05/15/30	1,506	1,337,349
3.00%, 09/12/27	1,341	1,303,622
3.00%, 05/15/50	10	6,296
3.90%, 08/20/28	470	464,258
3.95%, 09/12/47	191	147,503
4.45%, 08/20/48	26	21,297
4.70%, 02/01/43	433	384,599
5.60%, 11/16/32(a)	993	1,035,173
		45,123,713
Pipelines — 4.0%
Boardwalk Pipelines LP, 4.80%, 05/03/29	129	129,406
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,151	916,821
3.70%, 11/15/29	1,349	1,292,805
5.13%, 06/30/27	293	295,294
Cheniere Energy Inc.
4.63%, 10/15/28	3,153	3,121,886
5.65%, 04/15/34	1,265	1,263,427
Cheniere Energy Partners LP
3.25%, 01/31/32	238	208,867
4.00%, 03/01/31	31	29,011
4.50%, 10/01/29	105	102,935
5.95%, 06/30/33	266	272,135
Columbia Pipeline Group Inc., 5.80%, 06/01/45	31	29,529
DCP Midstream Operating LP
5.13%, 05/15/29	80	80,708
5.60%, 04/01/44	75	65,958
8.13%, 08/16/30	61	70,301
Enbridge Energy Partners LP
5.50%, 09/15/40	5	4,675
7.38%, 10/15/45	154	171,271
Series B, 7.50%, 04/15/38(a)	142	159,895
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
2.50%, 08/01/33	$870	$707,738
3.13%, 11/15/29(a)	105	98,123
3.40%, 08/01/51	120	76,499
3.70%, 07/15/27	49	48,218
4.00%, 11/15/49	188	135,814
4.25%, 12/01/26	176	175,205
4.50%, 06/10/44	149	119,400
5.25%, 04/05/27	25	25,295
5.30%, 04/05/29	60	61,322
5.50%, 12/01/46	177	163,234
5.63%, 04/05/34	209	211,030
5.70%, 03/08/33	395	403,041
5.90%, 11/15/26	155	157,593
5.95%, 04/05/54(a)	246	235,988
6.00%, 11/15/28	20	20,899
6.20%, 11/15/30	65	68,846
6.70%, 11/15/53	75	78,681
7.20%, 06/27/54, (5-year CMT + 2.970%)(b)	151	152,264
7.38%, 03/15/55, (5-year CMT + 3.122%)(b)	157	159,870
Energy Transfer LP
4.15%, 09/15/29	145	141,337
4.90%, 03/15/35	82	76,828
5.00%, 05/15/44	980	820,243
5.00%, 05/15/50	416	335,984
5.40%, 10/01/47	60	51,715
5.75%, 02/15/33	90	91,780
5.95%, 05/15/54	70	63,851
6.00%, 06/15/48	166	154,292
6.05%, 09/01/54	25	23,120
6.25%, 04/15/49	275	262,319
7.50%, 07/01/38	120	134,269
Enterprise Products Operating LLC
2.80%, 01/31/30	44	40,860
3.13%, 07/31/29	15	14,238
3.30%, 02/15/53	114	72,829
3.70%, 01/31/51	60	41,913
3.95%, 01/31/60	164	114,843
4.20%, 01/31/50	139	106,393
4.25%, 02/15/48	80	62,730
4.45%, 02/15/43	181	152,043
4.80%, 02/01/49	203	171,466
4.85%, 08/15/42	166	147,243
4.85%, 03/15/44	237	208,109
4.90%, 05/15/46	142	124,038
4.95%, 10/15/54	125	104,857
5.10%, 02/15/45	277	249,726
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)(b)	252	245,442
5.70%, 02/15/42	120	117,109
5.95%, 02/01/41	166	167,344
6.13%, 10/15/39	128	133,347
6.45%, 09/01/40	159	171,097
7.55%, 04/15/38	136	159,215
Series D, 6.88%, 03/01/33	58	64,054
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	179	176,299
Series H, 6.65%, 10/15/34	14	15,228
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	29	24,233
5.00%, 08/15/42	85	73,564

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 03/01/43	$103	$89,042
5.40%, 09/01/44	90	80,790
5.50%, 03/01/44	167	152,950
5.63%, 09/01/41	90	83,746
5.80%, 03/15/35	438	441,963
6.38%, 03/01/41	138	139,128
6.50%, 02/01/37	138	143,765
6.50%, 09/01/39	143	147,845
6.55%, 09/15/40	90	93,214
6.95%, 01/15/38	556	601,436
7.30%, 08/15/33	217	239,655
7.40%, 03/15/31(a)	169	188,510
7.50%, 11/15/40	50	55,753
7.75%, 03/15/32	271	305,356
Kinder Morgan Inc.
2.00%, 02/15/31(a)	30	25,781
3.25%, 08/01/50	135	83,872
3.60%, 02/15/51	85	56,480
4.30%, 03/01/28	189	188,407
4.80%, 02/01/33	95	91,719
5.00%, 02/01/29	155	156,766
5.05%, 02/15/46	245	209,265
5.10%, 08/01/29	140	141,968
5.15%, 06/01/30	65	65,650
5.20%, 06/01/33	555	547,652
5.20%, 03/01/48	165	143,410
5.30%, 12/01/34	506	494,889
5.40%, 02/01/34	270	268,932
5.45%, 08/01/52	95	84,394
5.55%, 06/01/45	460	423,241
5.85%, 06/01/35	30	30,429
5.95%, 08/01/54	215	205,043
7.75%, 01/15/32	288	327,384
7.80%, 08/01/31	298	338,975
MPLX LP
4.00%, 03/15/28(a)	144	141,977
4.13%, 03/01/27	531	526,913
4.25%, 12/01/27	66	65,507
4.50%, 04/15/38	248	214,092
4.70%, 04/15/48	319	251,185
4.80%, 02/15/29	167	167,539
4.90%, 04/15/58	207	161,961
4.95%, 03/14/52	131	105,739
5.20%, 03/01/47	352	299,328
5.50%, 02/15/49	356	312,707
Northwest Pipeline LLC, 4.00%, 04/01/27	25	24,726
ONEOK Inc.
3.10%, 03/15/30	233	215,169
3.25%, 06/01/30(a)	250	230,965
3.40%, 09/01/29	272	256,886
3.95%, 03/01/50	140	95,904
4.00%, 07/13/27	545	538,645
4.20%, 10/03/47	20	14,523
4.25%, 09/15/46	67	49,095
4.35%, 03/15/29	445	437,762
4.45%, 09/01/49	43	31,970
4.50%, 03/15/50	62	46,681
4.55%, 07/15/28	507	505,248
4.85%, 02/01/49	100	78,763
4.95%, 07/13/47	97	78,858
5.05%, 11/01/34	875	833,512
Security	Par (000)	Value
Pipelines (continued)
5.15%, 10/15/43	$43	$37,067
5.38%, 06/01/29	740	751,988
5.55%, 11/01/26	205	207,318
5.65%, 11/01/28	230	236,882
5.65%, 09/01/34	583	580,847
5.70%, 11/01/54	400	358,200
5.80%, 11/01/30	65	67,312
5.85%, 11/01/64(a)	125	111,912
6.00%, 06/15/35	200	204,147
6.05%, 09/01/33	408	419,242
6.10%, 11/15/32(a)	348	362,290
6.35%, 01/15/31(a)	290	306,158
6.63%, 09/01/53	135	136,290
7.15%, 01/15/51	45	47,468
ONEOK Partners LP
6.13%, 02/01/41	45	43,764
6.20%, 09/15/43	156	148,593
6.65%, 10/01/36	292	306,863
6.85%, 10/15/37	253	266,891
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	139	131,485
5.15%, 06/01/42	59	50,461
6.65%, 01/15/37	226	237,081
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	489	484,662
4.50%, 05/15/30	161	158,669
5.00%, 03/15/27	629	631,876
Spectra Energy Partners LP
3.38%, 10/15/26	211	207,327
4.50%, 03/15/45	266	212,678
5.95%, 09/25/43	253	240,749
Targa Resources Corp.
4.20%, 02/01/33	367	335,726
4.95%, 04/15/52	205	164,084
5.50%, 02/15/35	45	44,031
5.55%, 08/15/35	250	245,211
6.13%, 03/15/33	50	51,526
6.13%, 05/15/55	155	146,125
6.25%, 07/01/52	45	43,050
6.50%, 03/30/34	404	425,154
6.50%, 02/15/53	198	195,111
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	365	334,017
4.88%, 02/01/31	195	190,312
5.50%, 03/01/30	288	290,388
6.88%, 01/15/29	30	30,572
TC PipeLines LP, 3.90%, 05/25/27	286	281,936
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	184,029
7.00%, 10/15/28	166	177,486
7.63%, 04/01/37	55	62,442
Texas Eastern Transmission LP, 7.00%, 07/15/32	479	522,533
TransCanada PipeLines Ltd.
4.10%, 04/15/30	68	65,859
4.25%, 05/15/28	112	111,116
4.63%, 03/01/34	373	351,313
5.10%, 03/15/49(a)	207	182,271
5.60%, 03/31/34	178	177,565
5.85%, 03/15/36	214	217,504
6.10%, 06/01/40	91	92,009

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.20%, 10/15/37(a)	$340	$346,573
7.25%, 08/15/38	138	151,526
7.63%, 01/15/39	277	316,892
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	173	127,462
4.00%, 03/15/28	38	37,563
4.45%, 08/01/42	100	83,043
4.60%, 03/15/48	182	148,549
5.40%, 08/15/41	88	82,078
Valero Energy Partners LP, 4.50%, 03/15/28	226	225,593
Western Midstream Operating LP
4.05%, 02/01/30	245	232,914
4.50%, 03/01/28	45	44,305
4.75%, 08/15/28	55	54,607
5.25%, 02/01/50	213	173,008
5.30%, 03/01/48	141	114,257
5.45%, 11/15/34	158	151,656
5.45%, 04/01/44	85	71,983
5.50%, 08/15/48	70	58,332
6.15%, 04/01/33	522	533,372
Williams Companies Inc. (The)
3.75%, 06/15/27	40	39,422
4.85%, 03/01/48	200	167,926
4.90%, 01/15/45	122	104,291
5.10%, 09/15/45	368	322,300
5.15%, 03/15/34	385	378,178
5.30%, 08/15/52	50	44,158
5.40%, 03/04/44	155	141,383
5.60%, 03/15/35	180	181,708
5.65%, 03/15/33	15	15,361
5.75%, 06/24/44	85	80,839
5.80%, 11/15/43	153	146,677
5.80%, 11/15/54	168	159,393
6.00%, 03/15/55	96	93,260
6.30%, 04/15/40	297	307,929
8.75%, 03/15/32	91	108,501
Series A, 7.50%, 01/15/31(a)	85	95,792
		45,971,428
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	100	94,601
Real Estate — 0.1%
CBRE Services Inc.
2.50%, 04/01/31	676	589,872
4.80%, 06/15/30	100	99,418
5.50%, 04/01/29(a)	211	216,795
5.50%, 06/15/35	100	98,535
5.95%, 08/15/34	160	165,211
		1,169,831
Real Estate Investment Trusts — 4.3%
Agree LP
2.60%, 06/15/33(a)	115	93,759
4.80%, 10/01/32	20	19,409
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	353	274,879
2.00%, 05/18/32	173	139,715
2.75%, 12/15/29	48	43,815
2.95%, 03/15/34	145	119,034
3.00%, 05/18/51	240	140,137
3.38%, 08/15/31	10	9,046
3.55%, 03/15/52	190	123,713
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 01/15/27	$35	$34,648
3.95%, 01/15/28	138	136,035
4.00%, 02/01/50	209	148,521
4.50%, 07/30/29	188	185,199
4.70%, 07/01/30	53	52,005
4.85%, 04/15/49	120	96,973
4.90%, 12/15/30	24	23,793
American Assets Trust LP, 3.38%, 02/01/31	159	139,206
American Homes 4 Rent LP
3.38%, 07/15/51	35	22,352
3.63%, 04/15/32(a)	180	163,466
4.25%, 02/15/28	43	42,473
4.30%, 04/15/52	27	20,418
4.90%, 02/15/29	31	31,166
American Tower Corp.
1.88%, 10/15/30	155	133,070
2.10%, 06/15/30	263	231,098
2.30%, 09/15/31	281	240,751
2.70%, 04/15/31	275	243,409
2.75%, 01/15/27	60	58,273
2.90%, 01/15/30	301	277,893
2.95%, 01/15/51(a)	285	174,413
3.10%, 06/15/50	226	142,709
3.13%, 01/15/27	348	339,550
3.38%, 10/15/26	461	453,971
3.55%, 07/15/27	375	367,170
3.60%, 01/15/28	325	317,597
3.70%, 10/15/49	265	186,564
3.80%, 08/15/29	367	354,159
3.95%, 03/15/29	12	11,680
4.90%, 03/15/30	200	201,106
5.00%, 01/31/30	30	30,337
5.35%, 03/15/35(a)	210	210,949
5.40%, 01/31/35(a)	125	125,842
5.45%, 02/15/34	122	123,282
5.55%, 07/15/33	378	384,341
5.90%, 11/15/33	255	265,734
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	240	203,533
2.30%, 03/01/30	22	19,877
3.20%, 01/15/28	18	17,500
3.30%, 06/01/29	37	35,367
3.90%, 10/15/46	91	69,685
4.15%, 07/01/47	85	66,685
5.00%, 02/15/33(a)	290	288,693
Boston Properties LP
2.45%, 10/01/33	560	439,233
2.55%, 04/01/32	296	244,714
2.75%, 10/01/26	688	669,332
2.90%, 03/15/30	121	109,547
3.25%, 01/30/31(a)	342	308,276
3.40%, 06/21/29	189	177,274
4.50%, 12/01/28	183	180,447
5.75%, 01/15/35(a)	195	192,903
6.50%, 01/15/34(a)	188	197,536
Brixmor Operating Partnership LP
2.50%, 08/16/31(a)	95	81,717
3.90%, 03/15/27	108	106,588
4.05%, 07/01/30	102	97,752
4.13%, 06/15/26	134	133,256
4.13%, 05/15/29	108	105,130

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Camden Property Trust
2.80%, 05/15/30(a)	$19	$17,419
3.15%, 07/01/29	52	49,289
3.35%, 11/01/49	19	13,054
4.10%, 10/15/28	31	30,699
COPT Defense Properties LP
2.00%, 01/15/29(a)	465	416,862
2.75%, 04/15/31	161	139,755
2.90%, 12/01/33	71	57,306
Cousins Properties LP, 5.88%, 10/01/34	55	55,492
Crown Castle Inc.
2.10%, 04/01/31	307	259,417
2.25%, 01/15/31	263	226,347
2.50%, 07/15/31(a)	337	289,249
3.10%, 11/15/29(a)	155	144,318
3.25%, 01/15/51	269	169,660
3.30%, 07/01/30	297	274,472
3.65%, 09/01/27	187	182,671
3.70%, 06/15/26	260	257,098
3.80%, 02/15/28	1,289	1,259,071
4.00%, 03/01/27	138	136,450
4.00%, 11/15/49	112	80,602
4.15%, 07/01/50	183	135,275
4.30%, 02/15/29	949	931,039
4.75%, 05/15/47	200	166,080
4.80%, 09/01/28(a)	118	117,910
5.00%, 01/11/28	495	497,910
5.10%, 05/01/33	569	557,173
5.20%, 02/15/49	141	122,251
5.60%, 06/01/29	335	343,991
5.80%, 03/01/34	202	206,091
CubeSmart LP
2.50%, 02/15/32	140	118,615
3.00%, 02/15/30	45	41,407
4.38%, 02/15/29	30	29,541
Digital Realty Trust LP
3.60%, 07/01/29	2,935	2,822,609
3.70%, 08/15/27	1,177	1,158,407
4.45%, 07/15/28	1,685	1,678,693
5.55%, 01/15/28	706	723,029
DOC DR LLC
2.63%, 11/01/31	40	34,571
3.95%, 01/15/28	29	28,520
4.30%, 03/15/27	80	79,562
EPR Properties
3.60%, 11/15/31	50	44,614
4.95%, 04/15/28	210	208,376
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	1,055	1,069,685
Equinix Inc.
1.80%, 07/15/27	76	71,994
2.15%, 07/15/30	1,197	1,056,580
2.50%, 05/15/31	305	267,865
2.95%, 09/15/51	271	161,934
3.00%, 07/15/50	172	105,091
3.20%, 11/18/29	745	701,286
3.40%, 02/15/52	150	98,234
3.90%, 04/15/32	255	239,486
ERP Operating LP
1.85%, 08/01/31	26	22,074
2.50%, 02/15/30	158	144,025
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 07/01/29	$74	$69,878
3.25%, 08/01/27	33	32,191
3.50%, 03/01/28	32	31,281
4.00%, 08/01/47	32	24,173
4.15%, 12/01/28	88	87,285
4.50%, 06/01/45	55	45,769
Essex Portfolio LP
2.65%, 03/15/32	270	231,246
2.65%, 09/01/50	35	20,060
4.00%, 03/01/29	55	53,646
Extra Space Storage LP
2.35%, 03/15/32	130	108,279
2.40%, 10/15/31	110	93,611
3.88%, 12/15/27	19	18,670
4.00%, 06/15/29	14	13,594
5.50%, 07/01/30	25	25,617
Federal Realty OP LP
3.20%, 06/15/29	656	617,343
3.25%, 07/15/27	360	349,189
3.50%, 06/01/30	475	448,424
4.50%, 12/01/44	193	158,831
5.38%, 05/01/28	655	667,485
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	90	77,915
4.00%, 01/15/30	138	130,423
4.00%, 01/15/31	107	99,462
5.30%, 01/15/29	226	226,516
Healthcare Realty Holdings LP
2.00%, 03/15/31	10	8,407
3.10%, 02/15/30	20	18,331
Healthpeak OP LLC
3.00%, 01/15/30	363	335,852
3.25%, 07/15/26	12	11,818
3.50%, 07/15/29	209	199,343
5.38%, 02/15/35(a)	25	24,719
6.75%, 02/01/41	151	162,250
Highwoods Realty LP
3.05%, 02/15/30(a)	87	78,396
4.20%, 04/15/29	72	69,144
7.65%, 02/01/34	110	121,214
Host Hotels & Resorts LP
5.50%, 04/15/35	310	298,332
Series H, 3.38%, 12/15/29	242	224,030
Series I, 3.50%, 09/15/30	310	282,610
Series J, 2.90%, 12/15/31	104	89,170
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,363
2.70%, 01/15/34	90	72,961
4.15%, 04/15/32	115	107,172
Kilroy Realty LP
2.50%, 11/15/32	327	257,166
3.05%, 02/15/30(a)	165	146,060
4.25%, 08/15/29	371	350,598
4.75%, 12/15/28	45	44,140
Kimco Realty OP LLC
2.80%, 10/01/26	25	24,403
3.70%, 10/01/49	88	61,735
3.80%, 04/01/27	76	75,074
4.13%, 12/01/46	165	127,014
4.25%, 04/01/45	130	103,157
4.45%, 09/01/47	58	46,607

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.60%, 02/01/33(a)	$190	$183,420
Kite Realty Group Trust, 4.75%, 09/15/30(a)	35	34,507
Mid-America Apartments LP
1.70%, 02/15/31	210	178,057
2.75%, 03/15/30(a)	35	32,286
3.95%, 03/15/29(a)	20	19,606
NNN REIT Inc.
2.50%, 04/15/30	12	10,779
3.00%, 04/15/52(a)	50	29,806
3.10%, 04/15/50	83	51,375
3.50%, 04/15/51	70	46,691
4.30%, 10/15/28	7	6,920
4.80%, 10/15/48	31	25,759
5.60%, 10/15/33	25	25,337
Omega Healthcare Investors Inc.
3.25%, 04/15/33	324	273,581
3.38%, 02/01/31	152	137,153
3.63%, 10/01/29	240	225,412
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	17	13,673
3.15%, 08/15/30	57	50,151
9.25%, 07/20/28	310	342,473
Prologis LP
2.13%, 04/15/27	103	99,028
2.13%, 10/15/50	105	53,990
2.25%, 04/15/30	88	79,043
3.00%, 04/15/50	243	152,845
3.25%, 10/01/26	52	51,219
3.88%, 09/15/28	131	129,174
4.38%, 02/01/29	56	56,025
4.38%, 09/15/48	70	56,553
4.63%, 01/15/33	195	190,793
4.75%, 06/15/33	285	279,456
4.88%, 06/15/28	35	35,495
5.13%, 01/15/34(a)	134	134,037
Public Storage Operating Co.
2.25%, 11/09/31(a)	265	228,165
2.30%, 05/01/31	55	48,226
5.35%, 08/01/53	20	18,686
Realty Income Corp.
1.80%, 03/15/33	155	122,436
2.85%, 12/15/32	310	267,192
3.25%, 01/15/31	115	106,287
4.90%, 07/15/33	95	93,277
5.63%, 10/13/32	380	392,740
Regency Centers LP
2.95%, 09/15/29	94	88,125
3.60%, 02/01/27	63	62,169
4.13%, 03/15/28	45	44,739
4.40%, 02/01/47	158	128,565
4.65%, 03/15/49	117	98,295
5.00%, 07/15/32	35	34,921
5.10%, 01/15/35	45	44,329
Sabra Health Care LP
3.20%, 12/01/31	121	105,354
3.90%, 10/15/29	58	54,343
Simon Property Group LP
2.20%, 02/01/31	120	105,021
2.25%, 01/15/32	240	204,218
2.45%, 09/13/29(a)	240	220,756
2.65%, 07/15/30	30	27,253
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.65%, 02/01/32	$50	$43,374
3.25%, 09/13/49(a)	266	174,328
3.80%, 07/15/50	41	29,346
4.25%, 10/01/44	100	80,176
4.25%, 11/30/46	146	115,428
4.75%, 03/15/42	150	131,275
5.50%, 03/08/33	353	362,203
6.75%, 02/01/40	203	226,472
Store Capital LLC
2.70%, 12/01/31	115	96,126
4.50%, 03/15/28	25	24,545
Sun Communities Operating LP, 4.20%, 04/15/32	65	60,781
Tanger Properties LP, 3.88%, 07/15/27	15	14,735
UDR Inc.
1.90%, 03/15/33	260	202,898
2.10%, 08/01/32	15	12,159
2.10%, 06/15/33(a)	65	51,149
3.00%, 08/15/31	70	62,788
3.10%, 11/01/34(a)	33	27,179
3.20%, 01/15/30	41	38,524
4.40%, 01/26/29	31	30,739
Ventas Realty LP
2.50%, 09/01/31	174	151,378
3.00%, 01/15/30	152	140,705
3.85%, 04/01/27	58	57,244
4.00%, 03/01/28	46	45,275
4.38%, 02/01/45	105	83,583
4.40%, 01/15/29	196	193,989
4.75%, 11/15/30	255	253,734
4.88%, 04/15/49	145	121,194
5.70%, 09/30/43	101	95,630
VICI Properties LP
4.75%, 02/15/28	317	317,347
4.95%, 02/15/30	259	257,178
5.13%, 05/15/32	370	362,772
5.63%, 05/15/52	160	143,032
Welltower OP LLC
2.05%, 01/15/29	139	127,584
2.70%, 02/15/27(a)	77	75,016
2.75%, 01/15/31	170	153,395
2.75%, 01/15/32	405	355,783
2.80%, 06/01/31	270	241,558
3.10%, 01/15/30	230	215,887
4.13%, 03/15/29	160	157,983
4.25%, 04/15/28	94	93,747
4.95%, 09/01/48	145	129,180
6.50%, 03/15/41	222	237,814
Weyerhaeuser Co.
4.00%, 11/15/29	231	225,112
4.00%, 04/15/30	230	222,416
6.95%, 10/01/27	244	256,442
7.38%, 03/15/32	715	799,475
WP Carey Inc.
2.25%, 04/01/33	115	92,225
3.85%, 07/15/29	117	112,621
		48,704,073
Retail — 2.3%
AutoNation Inc.
3.80%, 11/15/27	156	152,339
3.85%, 03/01/32	76	68,706
4.75%, 06/01/30	284	279,100

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.89%, 03/15/35	$20	$19,874
AutoZone Inc.
3.75%, 04/18/29	74	71,750
5.20%, 08/01/33	35	35,040
6.55%, 11/01/33	25	27,180
Best Buy Co. Inc.
1.95%, 10/01/30	2,483	2,131,915
4.45%, 10/01/28(a)	2,079	2,077,795
Costco Wholesale Corp.
1.60%, 04/20/30	73	64,469
1.75%, 04/20/32	51	43,032
Darden Restaurants Inc., 4.55%, 02/15/48(a)	61	48,149
Dollar General Corp.
3.50%, 04/03/30	15	14,038
4.13%, 04/03/50	72	51,927
Dollar Tree Inc.
3.38%, 12/01/51	90	54,369
4.20%, 05/15/28	50	49,186
Ferguson Enterprises Inc., 5.00%, 10/03/34	1,010	972,936
Home Depot Inc. (The)
1.88%, 09/15/31	10	8,527
2.13%, 09/15/26(a)	84	81,868
2.38%, 03/15/51	140	76,715
2.70%, 04/15/30	207	191,409
2.75%, 09/15/51	150	89,036
2.80%, 09/14/27	825	800,889
2.95%, 06/15/29(a)	1,211	1,150,930
3.13%, 12/15/49(a)	172	112,466
3.25%, 04/15/32	425	388,551
3.30%, 04/15/40	89	69,525
3.35%, 04/15/50	142	97,081
3.50%, 09/15/56	316	213,004
3.63%, 04/15/52	215	152,074
3.90%, 12/06/28	753	746,507
3.90%, 06/15/47	273	209,497
4.20%, 04/01/43	226	188,002
4.25%, 04/01/46	333	271,706
4.40%, 03/15/45	328	276,020
4.50%, 09/15/32	360	356,813
4.50%, 12/06/48	312	260,943
4.75%, 06/25/29	190	192,933
4.85%, 06/25/31	95	96,516
4.88%, 02/15/44	317	285,631
4.95%, 06/25/34	265	264,993
4.95%, 09/15/52	45	39,861
5.30%, 06/25/54	20	18,703
5.40%, 09/15/40	232	228,822
5.40%, 06/25/64	160	149,072
5.88%, 12/16/36(a)	771	814,986
5.95%, 04/01/41	225	232,931
Lowe's Companies Inc.
1.70%, 10/15/30	215	185,138
2.63%, 04/01/31	356	317,419
3.00%, 10/15/50(a)	250	152,022
3.65%, 04/05/29	100	97,027
3.70%, 04/15/46	282	204,105
3.75%, 04/01/32	460	428,204
4.05%, 05/03/47	397	300,459
4.25%, 04/01/52	244	185,470
4.38%, 09/15/45	225	180,526
4.45%, 04/01/62	396	297,158
Security	Par (000)	Value
Retail (continued)
4.50%, 04/15/30	$222	$221,573
4.55%, 04/05/49	107	85,744
4.65%, 04/15/42	271	231,796
5.00%, 04/15/33(a)	365	364,093
5.00%, 04/15/40	34	31,383
5.13%, 04/15/50	165	143,466
5.50%, 10/15/35(a)	273	279,238
5.63%, 04/15/53	121	113,669
5.80%, 09/15/62	152	142,224
5.85%, 04/01/63	95	90,031
6.50%, 03/15/29	102	109,011
McDonald's Corp.
2.13%, 03/01/30	18	16,173
2.63%, 09/01/29	11	10,262
3.60%, 07/01/30	15	14,392
3.63%, 09/01/49	344	244,640
3.70%, 02/15/42	19	14,751
3.80%, 04/01/28	20	19,750
4.20%, 04/01/50	127	98,845
4.45%, 03/01/47	148	122,478
4.45%, 09/01/48	127	104,530
4.60%, 05/26/45	189	161,056
4.70%, 12/09/35	72	69,260
4.88%, 07/15/40	108	99,380
4.88%, 12/09/45	467	413,641
5.15%, 09/09/52	65	58,430
5.70%, 02/01/39	20	20,369
6.30%, 10/15/37	237	255,127
6.30%, 03/01/38	202	217,261
O'Reilly Automotive Inc., 4.20%, 04/01/30	49	48,099
Starbucks Corp.
2.25%, 03/12/30	26	23,294
3.35%, 03/12/50	160	104,464
3.50%, 11/15/50	299	201,308
3.75%, 12/01/47	130	93,067
4.00%, 11/15/28	120	118,265
4.30%, 06/15/45	109	85,724
4.45%, 08/15/49	203	161,793
4.50%, 11/15/48	257	206,416
Target Corp.
2.35%, 02/15/30	96	87,824
2.65%, 09/15/30	89	81,325
3.38%, 04/15/29	192	185,818
3.63%, 04/15/46	411	300,365
3.90%, 11/15/47	37	27,959
4.00%, 07/01/42	375	308,262
4.50%, 09/15/32(a)	196	193,138
5.00%, 04/15/35(a)	100	98,289
6.35%, 11/01/32	320	350,941
6.50%, 10/15/37	317	344,799
7.00%, 01/15/38	165	188,560
TJX Companies Inc. (The)
3.88%, 04/15/30	92	90,172
4.50%, 04/15/50(a)	214	182,750
Tractor Supply Co.
1.75%, 11/01/30	1,697	1,447,998
5.25%, 05/15/33(a)	1,467	1,463,943
		26,722,490
Semiconductors — 3.5%
Analog Devices Inc., 5.05%, 04/01/34	1,000	1,007,085

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials Inc.
1.75%, 06/01/30	$477	$419,421
2.75%, 06/01/50(a)	240	145,900
3.30%, 04/01/27	990	975,197
4.35%, 04/01/47	316	262,677
4.80%, 06/15/29	138	140,735
5.10%, 10/01/35(a)	546	553,512
5.85%, 06/15/41	227	235,385
Broadcom Inc.
2.60%, 02/15/33(c)	140	118,207
3.14%, 11/15/35(c)	321	265,855
3.19%, 11/15/36(c)	299	242,973
3.42%, 04/15/33(c)	431	384,342
3.47%, 04/15/34(c)	522	458,516
3.50%, 02/15/41(c)	445	344,654
3.75%, 02/15/51(a)(c)	686	497,099
4.15%, 11/15/30	53	51,676
4.15%, 04/15/32(c)	20	19,043
4.30%, 11/15/32	214	204,745
4.93%, 05/15/37(c)	690	658,106
5.00%, 04/15/30	283	287,336
Intel Corp.
1.60%, 08/12/28	1,014	923,746
2.00%, 08/12/31	261	219,990
2.45%, 11/15/29	235	212,535
3.05%, 08/12/51	291	166,894
3.10%, 02/15/60	222	119,535
3.15%, 05/11/27	1,094	1,063,831
3.20%, 08/12/61	168	91,767
3.25%, 11/15/49	358	218,745
3.73%, 12/08/47	288	195,190
3.75%, 03/25/27	55	54,203
3.75%, 08/05/27	618	606,836
3.90%, 03/25/30	152	145,521
4.00%, 08/05/29	95	92,118
4.00%, 12/15/32(a)	355	325,951
4.10%, 05/19/46	181	131,126
4.10%, 05/11/47	143	102,941
4.15%, 08/05/32	180	167,318
4.25%, 12/15/42	177	136,643
4.60%, 03/25/40	15	12,724
4.75%, 03/25/50	494	387,890
4.80%, 10/01/41	290	242,755
4.88%, 02/10/28	221	222,774
4.90%, 07/29/45	350	288,177
4.90%, 08/05/52	225	179,146
4.95%, 03/25/60	164	127,126
5.05%, 08/05/62	72	56,370
5.13%, 02/10/30	105	106,315
5.15%, 02/21/34(a)	215	210,487
5.20%, 02/10/33(a)	720	712,455
5.60%, 02/21/54(a)	10	8,885
5.70%, 02/10/53	259	232,511
5.90%, 02/10/63(a)	170	153,747
KLA Corp.
3.30%, 03/01/50	58	39,143
4.95%, 07/15/52	25	22,194
5.00%, 03/15/49	25	22,430
5.25%, 07/15/62(a)	125	113,045
Lam Research Corp.
1.90%, 06/15/30	960	846,557
Security	Par (000)	Value
Semiconductors (continued)
2.88%, 06/15/50(a)	$236	$148,235
3.13%, 06/15/60	173	103,496
4.00%, 03/15/29	897	884,711
4.88%, 03/15/49	234	207,068
Marvell Technology Inc.
2.95%, 04/15/31	60	53,634
5.95%, 09/15/33	80	82,619
Micron Technology Inc.
2.70%, 04/15/32	223	190,075
3.48%, 11/01/51(a)	274	179,757
4.66%, 02/15/30	20	19,724
5.33%, 02/06/29	51	51,748
5.88%, 02/09/33	135	138,070
NVIDIA Corp.
2.00%, 06/15/31(a)	1,663	1,457,516
2.85%, 04/01/30	1,959	1,842,229
3.20%, 09/16/26	5,711	5,646,606
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,690	1,731,284
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	167	144,398
2.65%, 02/15/32	225	191,773
3.13%, 02/15/42(a)	36	24,801
3.15%, 05/01/27	67	65,257
3.25%, 05/11/41	240	170,868
3.25%, 11/30/51	180	111,490
3.40%, 05/01/30	200	186,797
3.88%, 06/18/26	5	4,961
4.30%, 06/18/29	508	498,143
4.40%, 06/01/27(a)	255	254,637
5.00%, 01/15/33(a)	364	355,023
Qorvo Inc., 4.38%, 10/15/29	55	52,815
Qualcomm Inc.
4.30%, 05/20/47	260	212,308
4.50%, 05/20/52	185	151,906
4.65%, 05/20/35(a)	145	142,015
4.80%, 05/20/45	221	196,894
6.00%, 05/20/53	195	200,192
Texas Instruments Inc.
1.75%, 05/04/30	814	719,477
1.90%, 09/15/31	710	610,547
2.25%, 09/04/29	993	914,351
2.70%, 09/15/51	318	187,469
2.90%, 11/03/27(a)	523	508,185
3.65%, 08/16/32	492	458,965
3.88%, 03/15/39	113	97,709
4.15%, 05/15/48(a)	429	342,624
4.50%, 05/23/30	150	150,461
4.60%, 02/15/28	724	732,525
4.60%, 02/08/29	345	348,815
4.85%, 02/08/34(a)	635	634,717
4.90%, 03/14/33	165	166,398
5.10%, 05/23/35	150	150,700
5.15%, 02/08/54	20	18,277
TSMC Arizona Corp.
1.75%, 10/25/26	678	652,752
2.50%, 10/25/31	386	341,183
3.25%, 10/25/51	317	223,123
3.88%, 04/22/27	155	153,365
4.13%, 04/22/29	133	131,404
4.25%, 04/22/32	295	286,657

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 04/22/52	$290	$254,543
		40,017,382
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	290	267,198
3.48%, 12/01/27	59	57,433
4.20%, 05/01/30(a)	358	345,479
5.35%, 01/15/30	50	50,805
5.75%, 01/15/35	30	30,349
		751,264
Software — 3.4%
Adobe Inc.
2.15%, 02/01/27	837	810,397
2.30%, 02/01/30	2,929	2,681,334
4.80%, 04/04/29	25	25,509
4.95%, 04/04/34	250	251,651
5.30%, 01/17/35	200	206,033
Autodesk Inc.
2.40%, 12/15/31	1,290	1,113,101
2.85%, 01/15/30	670	621,448
3.50%, 06/15/27	1,103	1,083,320
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	837	737,119
2.90%, 12/01/29	514	475,362
3.40%, 06/27/26	2,053	2,022,394
Concentrix Corp., 6.85%, 08/02/33	80	81,903
Electronic Arts Inc.
1.85%, 02/15/31	340	291,740
2.95%, 02/15/51	397	241,027
Fidelity National Information Services Inc.
4.50%, 08/15/46	27	21,578
5.10%, 07/15/32	550	551,535
Fiserv Inc.
3.50%, 07/01/29	25	23,837
4.40%, 07/01/49	413	324,199
5.63%, 08/21/33	20	20,348
Intuit Inc.
1.65%, 07/15/30(a)	165	144,073
5.20%, 09/15/33(a)	675	690,410
5.50%, 09/15/53	292	281,980
Microsoft Corp.
2.40%, 08/08/26	2,166	2,123,655
2.53%, 06/01/50	381	231,367
2.68%, 06/01/60	291	168,325
2.92%, 03/17/52	690	448,975
3.04%, 03/17/62	210	132,033
3.30%, 02/06/27	1,864	1,842,562
3.45%, 08/08/36	463	409,382
3.50%, 02/12/35(a)	1,489	1,374,018
3.50%, 11/15/42	36	28,938
3.95%, 08/08/56	373	290,929
4.00%, 02/12/55(a)	466	368,681
4.10%, 02/06/37	405	381,729
4.20%, 11/03/35(a)	205	199,522
4.25%, 02/06/47	294	258,661
4.45%, 11/03/45	145	130,737
4.50%, 10/01/40	90	85,694
4.50%, 02/06/57(a)	306	269,508
5.30%, 02/08/41	140	145,666
Security	Par (000)	Value
Software (continued)
Oracle Corp.
2.95%, 04/01/30(a)	$5	$4,631
3.25%, 05/15/30	147	137,685
3.60%, 04/01/40	200	156,071
3.60%, 04/01/50	580	393,246
3.80%, 11/15/37	192	160,062
3.85%, 07/15/36	319	274,560
3.85%, 04/01/60	722	480,018
3.90%, 05/15/35	402	356,761
3.95%, 03/25/51	534	382,474
4.00%, 07/15/46	716	536,730
4.00%, 11/15/47	490	364,323
4.10%, 03/25/61(a)	194	135,143
4.13%, 05/15/45	411	316,500
4.20%, 09/27/29	165	162,572
4.30%, 07/08/34	500	465,012
4.38%, 05/15/55	112	84,896
4.50%, 07/08/44	240	197,584
4.90%, 02/06/33	130	128,218
5.38%, 07/15/40	510	482,353
5.38%, 09/27/54	530	470,302
5.50%, 09/27/64	500	439,182
5.55%, 02/06/53	166	151,753
6.13%, 07/08/39	115	117,921
6.13%, 08/03/65	60	58,232
6.25%, 11/09/32	315	336,128
6.50%, 04/15/38(a)	379	403,549
6.90%, 11/09/52	435	469,059
Roper Technologies Inc., 2.95%, 09/15/29	6	5,613
Salesforce Inc.
2.90%, 07/15/51	394	244,357
3.70%, 04/11/28	4,651	4,598,443
ServiceNow Inc., 1.40%, 09/01/30	1,851	1,582,792
Synopsys Inc.
5.15%, 04/01/35	310	306,973
5.70%, 04/01/55	300	286,061
VMware LLC
3.90%, 08/21/27	781	770,448
4.65%, 05/15/27	107	107,170
4.70%, 05/15/30	666	662,373
Workday Inc.
3.50%, 04/01/27	85	83,560
3.70%, 04/01/29	503	487,140
3.80%, 04/01/32	695	644,913
		39,035,488
Telecommunications — 3.7%
America Movil SAB de CV
2.88%, 05/07/30	60	54,831
4.38%, 07/16/42	95	78,202
4.38%, 04/22/49	282	224,707
4.70%, 07/21/32	215	209,016
6.13%, 11/15/37	128	132,977
6.13%, 03/30/40	345	350,703
6.38%, 03/01/35	215	230,189
AT&T Inc.
3.30%, 02/01/52	355	227,381
3.50%, 09/15/53	1,110	737,524
3.50%, 02/01/61	280	175,480
3.55%, 09/15/55	1,250	826,128
3.65%, 06/01/51	485	336,949
3.65%, 09/15/59	1,036	683,021

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.80%, 12/01/57	$1,074	$735,441
3.85%, 06/01/60	342	232,248
4.10%, 02/15/28	15	14,888
4.30%, 02/15/30	145	143,507
4.30%, 12/15/42	305	252,061
4.35%, 03/01/29	54	53,743
4.35%, 06/15/45	112	90,475
4.50%, 05/15/35(a)	683	642,051
4.50%, 03/09/48	306	248,026
4.55%, 03/09/49	236	191,336
4.75%, 05/15/46	363	309,825
4.80%, 06/15/44	20	17,077
4.85%, 03/01/39	286	264,109
4.85%, 07/15/45	40	34,389
4.90%, 08/15/37	25	23,539
5.15%, 03/15/42(a)	57	51,821
5.15%, 11/15/46	220	198,384
5.15%, 02/15/50	211	185,878
5.25%, 03/01/37	519	508,121
5.35%, 09/01/40	257	243,864
5.45%, 03/01/47	191	177,082
5.55%, 08/15/41	127	122,485
5.65%, 02/15/47	154	148,161
5.70%, 03/01/57	167	155,792
6.00%, 08/15/40	103	103,763
6.30%, 01/15/38	135	143,340
6.38%, 03/01/41	115	119,315
6.55%, 02/15/39	15	16,121
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	55	37,194
4.30%, 07/29/49	43	32,540
4.46%, 04/01/48	63	49,495
Series US-4, 3.65%, 03/17/51	25	17,057
British Telecommunications PLC
5.13%, 12/04/28	412	419,541
9.63%, 12/15/30	1,356	1,652,308
Cisco Systems Inc.
2.50%, 09/20/26(a)	504	493,708
4.75%, 02/24/30(a)	120	121,924
4.95%, 02/24/32	120	121,685
5.10%, 02/24/35	145	145,974
5.30%, 02/26/54	244	230,583
5.35%, 02/26/64	30	28,148
5.50%, 01/15/40	649	657,404
5.90%, 02/15/39	607	637,929
Corning Inc.
4.38%, 11/15/57	278	212,422
4.70%, 03/15/37	10	9,427
5.45%, 11/15/79	80	69,226
Deutsche Telekom International Finance BV
8.75%, 06/15/30	357	418,475
9.25%, 06/01/32	10	12,406
Juniper Networks Inc.
3.75%, 08/15/29(a)	32	30,862
5.95%, 03/15/41	125	121,392
Koninklijke KPN NV, 8.38%, 10/01/30(a)	1,751	2,039,348
Motorola Solutions Inc.
2.30%, 11/15/30	70	61,495
4.60%, 02/23/28	209	209,305
4.60%, 05/23/29	212	211,657
5.60%, 06/01/32(a)	105	107,915
Security	Par (000)	Value
Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27(a)	$1,835	$1,820,820
6.63%, 05/15/39	43	43,670
Orange SA
5.38%, 01/13/42	218	206,370
5.50%, 02/06/44	186	178,294
9.00%, 03/01/31	932	1,125,765
Rogers Communications Inc.
2.90%, 11/15/26	43	41,909
3.70%, 11/15/49	239	167,191
4.30%, 02/15/48	150	117,123
4.35%, 05/01/49	292	227,901
4.50%, 03/15/43	114	93,595
4.55%, 03/15/52	154	120,755
5.00%, 03/15/44	272	236,348
5.45%, 10/01/43	175	161,009
7.50%, 08/15/38	249	281,996
Sprint Capital Corp., 8.75%, 03/15/32	270	323,460
Telefonica Emisiones SA
4.10%, 03/08/27	332	329,619
4.67%, 03/06/38	25	22,073
4.90%, 03/06/48	198	162,588
5.21%, 03/08/47	449	386,843
5.52%, 03/01/49	150	133,680
7.05%, 06/20/36	544	594,650
Telefonica Europe BV, 8.25%, 09/15/30	406	467,438
TELUS Corp.
2.80%, 02/16/27	1,012	982,169
3.70%, 09/15/27	791	775,725
4.30%, 06/15/49	15	11,248
4.60%, 11/16/48	246	195,870
T-Mobile USA Inc.
2.63%, 02/15/29	60	55,870
2.88%, 02/15/31	500	450,258
3.00%, 02/15/41	190	135,980
3.30%, 02/15/51	666	432,903
3.38%, 04/15/29	400	381,646
3.40%, 10/15/52	560	365,474
3.50%, 04/15/31	605	562,245
3.60%, 11/15/60	574	372,247
3.88%, 04/15/30	537	517,924
4.38%, 04/15/40	270	234,293
4.50%, 04/15/50	758	610,321
5.20%, 01/15/33	109	109,388
5.65%, 01/15/53(a)	225	212,871
5.80%, 09/15/62	221	211,217
Verizon Communications Inc.
2.36%, 03/15/32	335	285,655
2.55%, 03/21/31	265	234,615
2.88%, 11/20/50	428	259,714
2.99%, 10/30/56	792	463,597
3.00%, 03/22/27(a)	10	9,757
3.00%, 11/20/60(a)	367	210,240
3.55%, 03/22/51	667	465,311
3.70%, 03/22/61	736	494,152
3.85%, 11/01/42	163	127,865
3.88%, 02/08/29	22	21,558
4.00%, 03/22/50	52	38,764
4.02%, 12/03/29	19	18,587
4.13%, 03/16/27	109	108,556
4.13%, 08/15/46	185	145,000

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.27%, 01/15/36	$768	$697,855
4.33%, 09/21/28	31	30,931
4.40%, 11/01/34	671	628,844
4.50%, 08/10/33	567	543,773
4.52%, 09/15/48	485	399,167
4.67%, 03/15/55	340	279,880
4.75%, 11/01/41	166	147,253
4.81%, 03/15/39	352	325,006
4.86%, 08/21/46	642	559,499
5.01%, 04/15/49(a)	188	168,380
5.01%, 08/21/54	345	301,246
5.25%, 03/16/37	806	791,176
5.50%, 03/16/47	292	276,668
5.85%, 09/15/35	110	114,157
6.40%, 09/15/33	110	118,901
6.55%, 09/15/43	280	302,067
7.75%, 12/01/30	100	114,477
Vodafone Group PLC
4.25%, 09/17/50	353	266,080
4.38%, 02/19/43	50	41,745
4.88%, 06/19/49	384	321,044
5.00%, 05/30/38	95	89,683
5.25%, 05/30/48	558	500,964
6.15%, 02/27/37	207	218,399
6.25%, 11/30/32	167	178,842
7.88%, 02/15/30(a)	526	600,939
		42,604,463
Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.50%, 09/15/27	627	609,628
3.55%, 11/19/26	1,946	1,912,070
3.90%, 11/19/29	950	905,531
6.05%, 05/14/34	424	429,511
6.35%, 03/15/40	20	20,026
Mattel Inc., 5.45%, 11/01/41	35	30,378
		3,907,144
Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	274	176,648
3.55%, 02/15/50	303	216,950
3.90%, 08/01/46	155	120,593
4.05%, 06/15/48	215	169,285
4.13%, 06/15/47	195	156,568
4.15%, 12/15/48	189	151,212
4.38%, 09/01/42	18	15,379
4.40%, 03/15/42	10	8,632
4.70%, 09/01/45	118	103,417
4.90%, 04/01/44	15	13,714
4.95%, 09/15/41	10	9,220
5.05%, 03/01/41	45	42,353
5.40%, 06/01/41	45	43,652
5.75%, 05/01/40	56	57,078
6.15%, 05/01/37	30	32,108
6.20%, 08/15/36	15	16,303
Canadian National Railway Co.
2.45%, 05/01/50	407	232,161
3.20%, 08/02/46	426	295,457
3.65%, 02/03/48	434	321,887
4.38%, 09/18/34	150	142,122
4.45%, 01/20/49	280	235,067
Security	Par (000)	Value
Transportation (continued)
6.20%, 06/01/36	$203	$217,305
6.25%, 08/01/34	223	240,781
6.38%, 11/15/37	177	192,313
6.90%, 07/15/28(a)	60	64,475
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	87	77,522
3.10%, 12/02/51	563	360,583
4.20%, 11/15/69	144	103,586
4.80%, 09/15/35	78	74,808
4.80%, 08/01/45	195	170,128
5.95%, 05/15/37	36	37,275
6.13%, 09/15/2115	221	215,621
7.13%, 10/15/31	82	91,326
CH Robinson Worldwide Inc., 4.20%, 04/15/28	2,059	2,026,138
CSX Corp.
2.40%, 02/15/30	298	272,210
3.25%, 06/01/27	10	9,796
3.35%, 09/15/49	169	114,807
3.80%, 03/01/28	38	37,493
3.80%, 11/01/46	231	174,577
3.80%, 04/15/50	118	86,934
3.95%, 05/01/50	214	162,073
4.10%, 03/15/44	178	144,071
4.25%, 03/15/29	168	166,901
4.25%, 11/01/66	237	176,395
4.30%, 03/01/48	259	209,463
4.40%, 03/01/43	39	33,050
4.50%, 03/15/49	173	143,243
4.50%, 08/01/54	212	172,510
4.65%, 03/01/68	65	51,690
4.75%, 05/30/42	154	137,249
4.75%, 11/15/48	149	128,541
5.05%, 06/15/35	75	74,102
5.50%, 04/15/41(a)	143	139,744
6.00%, 10/01/36	96	101,051
6.15%, 05/01/37	250	264,915
6.22%, 04/30/40	135	142,453
FedEx Corp.
3.10%, 08/05/29(a)	24	22,587
4.25%, 05/15/30	103	100,820
4.75%, 11/15/45	288	231,498
5.25%, 05/15/50(a)(c)	30	25,833
Norfolk Southern Corp.
2.55%, 11/01/29	163	149,709
2.90%, 08/25/51	220	134,137
3.16%, 05/15/55	190	117,659
3.40%, 11/01/49	169	114,892
3.70%, 03/15/53	80	56,295
3.80%, 08/01/28	335	329,552
3.94%, 11/01/47	304	230,354
3.95%, 10/01/42	178	141,592
4.05%, 08/15/52	370	278,428
4.10%, 05/15/49	131	100,249
4.10%, 05/15/2121	128	85,768
4.15%, 02/28/48	233	182,267
4.45%, 06/15/45	98	81,503
4.65%, 01/15/46	123	104,910
4.84%, 10/01/41	233	208,680
5.10%, 08/01/2118	50	41,303
Ryder System Inc.
1.75%, 09/01/26	137	132,220

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.85%, 03/01/27	$120	$116,252
2.90%, 12/01/26	441	429,086
4.30%, 06/15/27(a)	63	62,590
4.85%, 06/15/30	100	99,379
4.90%, 12/01/29	35	35,059
4.95%, 09/01/29	465	466,342
5.00%, 03/15/30	155	155,539
5.25%, 06/01/28(a)	603	614,639
5.30%, 03/15/27	575	582,003
5.38%, 03/15/29(a)	110	112,464
5.50%, 06/01/29	207	212,296
5.65%, 03/01/28(a)	450	462,229
6.30%, 12/01/28	440	462,020
6.60%, 12/01/33(a)	518	559,758
Union Pacific Corp.
2.95%, 03/10/52	120	74,129
2.97%, 09/16/62	232	130,526
3.25%, 02/05/50	409	275,203
3.35%, 08/15/46	88	61,829
3.38%, 02/01/35	85	74,528
3.50%, 02/14/53	234	160,886
3.55%, 08/15/39	20	16,322
3.55%, 05/20/61	94	60,791
3.60%, 09/15/37	15	12,757
3.75%, 02/05/70	165	109,091
3.80%, 10/01/51	336	246,015
3.80%, 04/06/71	216	143,215
3.84%, 03/20/60	311	217,716
3.85%, 02/14/72	122	82,258
3.88%, 02/01/55	228	164,814
3.95%, 08/15/59	208	148,462
4.00%, 04/15/47	148	115,252
4.05%, 11/15/45	97	77,076
4.05%, 03/01/46	180	142,669
4.10%, 09/15/67	186	133,370
4.30%, 03/01/49	238	192,279
4.50%, 09/10/48	243	202,019
5.10%, 02/20/35(a)	200	200,531
5.60%, 12/01/54	175	169,607
6.63%, 02/01/29	28	30,153
United Parcel Service Inc.
2.50%, 09/01/29	20	18,527
3.40%, 03/15/29	12	11,613
3.40%, 11/15/46	132	92,015
3.40%, 09/01/49	287	194,230
3.63%, 10/01/42	101	76,474
3.75%, 11/15/47	420	308,425
4.25%, 03/15/49	316	247,874
4.45%, 04/01/30	112	112,402
4.88%, 11/15/40	368	337,944
5.20%, 04/01/40	150	143,096
5.30%, 04/01/50(a)	115	105,571
6.20%, 01/15/38	719	766,575
		22,271,091
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	10	8,372
3.10%, 06/01/51	132	79,372
3.50%, 03/15/28	39	37,872
3.50%, 06/01/32	70	62,840
3.85%, 03/30/27	48	47,284
Security	Par (000)	Value
Trucking & Leasing (continued)
4.55%, 11/07/28(a)	$128	$127,348
4.70%, 04/01/29	88	87,905
4.90%, 03/15/33	210	204,167
5.20%, 03/15/44	92	81,890
5.40%, 03/15/27	25	25,273
5.45%, 09/15/33	285	285,804
5.50%, 06/15/35	50	49,593
6.05%, 03/15/34	427	443,837
6.05%, 06/05/54(a)	370	359,876
6.90%, 05/01/34	352	384,371
		2,285,804
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	106	97,252
2.95%, 09/01/27(a)	28	27,155
3.45%, 05/01/50(a)	342	233,755
3.75%, 09/01/28	119	116,762
3.75%, 09/01/47	109	80,565
4.00%, 12/01/46	191	146,668
4.15%, 06/01/49	251	194,229
4.20%, 09/01/48(a)	244	191,846
4.30%, 12/01/42	87	72,349
6.59%, 10/15/37	192	210,300
Essential Utilities Inc.
2.70%, 04/15/30	89	81,050
3.35%, 04/15/50	236	150,289
3.57%, 05/01/29(a)	89	85,303
4.28%, 05/01/49	308	231,803
4.80%, 08/15/27	50	50,269
5.30%, 05/01/52	222	195,450
5.38%, 01/15/34	50	49,859
United Utilities PLC, 6.88%, 08/15/28	73	77,841
		2,292,745
Total Long-Term Investments — 98.1% (Cost: $1,215,773,205)		1,122,370,135
	Shares
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	76,227,812	76,258,303
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	3,910,000	3,910,000
Total Short-Term Securities — 7.0% (Cost: $80,142,379)		80,168,303
Total Investments — 105.1% (Cost: $1,295,915,584)		1,202,538,438
Liabilities in Excess of Other Assets — (5.1)%		(58,206,347)
Net Assets — 100.0%		$1,144,332,091

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$92,177,448	$—	$(15,909,798)(a)	$(3,088)	$(6,259)	$76,258,303	76,227,812	$45,166 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,080,000	830,000 (a)	—	—	—	3,910,000	3,910,000	32,737	—
				$(3,088)	$(6,259)	$80,168,303		$77,903	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,122,370,135	$—	$1,122,370,135
Short-Term Securities
Money Market Funds	80,168,303	—	—	80,168,303
	$80,168,303	$1,122,370,135	$—	$1,202,538,438

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware USD Corporate Bond ETF

Portfolio Abbreviation
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate